AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 18, 2013.

SECURITIES ACT FILE NO. 333-_________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.  [ ]
POST-EFFECTIVE AMENDMENT NO.  [ ]

CNI CHARTER FUNDS
400 North Roxbury Drive
Beverly Hills, California 90210

(800) 708-8881

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
and
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue
Los Angeles, California 90071

With Copies To:
Kurt Hawkesworth
Rochdale Investment Management, LLC
570 Lexington Avenue
New York, New York 10022
and
Don E. Felice, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA 19109

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing become effective February 18, 2013 pursuant to Rule 488.

Title of Securities Being Registered:
Class N Shares

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Rochdale Investment Trust
A Message from the Trust’s President
February 20, 2013
Dear Shareholder:

The Board of Trustees of Rochdale Investment Trust (the “Trust”) has called a Special Meeting of Shareholders on March 22, 2013 concerning matters that are important to you.  While you are, of course, welcome to join us at the Special Meeting of Shareholders, you may also cast your vote by filling out, signing and returning the enclosed proxy card.

As you may be aware, on July 2, 2012, Rochdale Investment Management, LLC (the “Adviser”), the investment adviser to each of the Trust’s portfolios, was acquired by City National Bank (“City National”), a wholly-owned subsidiary of City National Corporation.  As a result, the Adviser and City National are taking steps to consolidate their mutual fund investment activities.

As the next step in the consolidation process, you are being asked to vote to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”).  The Reorganization Agreement provides that each of the four investment portfolios of the Trust:  Rochdale Dividend & Income, Rochdale Intermediate Fixed Income, Rochdale Fixed Income Opportunities and Rochdale Emerging Markets Portfolios (each, a “Rochdale Portfolio” and collectively, the “Rochdale Portfolios”) will transfer substantially all of its assets and liabilities to a separate, newly created, corresponding series of the CNI Charter Funds, City National’s mutual fund family.  These new series will be managed by the Adviser.  If the Reorganization Agreement is approved by shareholders, your shares of each Rochdale Portfolio will be exchanged for Class N shares of the corresponding series of the CNI Charter Funds with an equal aggregate net asset value, and it is intended that you will not be subject to U. S. federal income tax on that exchange as detailed in the accompanying Prospectus/Proxy Statement.

THE BOARD OF TRUSTEES HAS CONCLUDED THAT:  (1) THE REORGANIZATION IS IN THE BEST INTERESTS OF EACH OF THE ROCHDALE PORTFOLIOS AND ITS SHAREHOLDERS, AND (2) THE INTERESTS OF THE EXISTING SHAREHOLDERS OF EACH OF THE ROCHDALE PORTFOLIOS WILL NOT BE DILUTED AS A RESULT OF THE REORGANIZATION.  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION AGREEMENT.

Included in this booklet is information about the upcoming Special Meeting of Shareholders, including:

•	A Notice of a Special Meeting of Shareholders, which summarizes the proposal for which you are being asked to provide voting instructions;
•
A Prospectus/Proxy Statement, which provides detailed information on the proposed reorganization, information about the Class N Shares of the CNI Charter Funds, and information about the proposed Reorganization Agreement; and

•	A Proxy, a business reply envelope permitting you to vote by mail, and simple instructions on how to vote by phone or via the Internet.

Whether or not you plan to attend the Special Meeting of Shareholders, your vote is needed.  Please review the enclosed materials thoroughly and, once you have determined how you would like your interests to be represented, please promptly complete, sign, date and return the enclosed proxy card or authorize your proxy by telephone or internet as instructed.  If you hold shares in more than one Rochdale Portfolio, or you have multiple accounts within one or more Rochdale Portfolios, you may receive more than one proxy card.  If so, please vote each one.

Your prompt return of the enclosed proxy card will save the necessity and expense of further solicitations.  Your vote is important to us.  If you have questions about any proposal, please contact the Adviser at (800) 245-9888.

Sincerely,

/s/ Garrett D’Alessandro
Garrett D’Alessandro
President
The Rochdale Investment Trust

THE ROCHDALE INVESTMENT TRUST
570 Lexington Avenue
New York, New York  10022-6837
(800) 245-9888

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Rochdale Investment Trust (the “Trust”), will be held at the offices of the Rochdale Investment Trust at 570 Lexington Avenue, New York, New York on March 22, 2013 at 10:00 a.m. Eastern Time, for the purpose of considering and voting on the proposal set forth below:

ITEM 1.   With respect to each investment portfolio (a “Rochdale Portfolio”) of the Trust:

To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) and the transactions contemplated thereby, including (a) the transfer of substantially all of the assets and liabilities of the Rochdale Dividend & Income, Rochdale Intermediate Fixed Income, Rochdale Fixed Income Opportunities and Rochdale Emerging Markets Portfolios to corresponding investment portfolios (the “CNI Funds”) of CNI Charter Funds in exchange for Class N Shares of the CNI Funds; (b) the distribution of such Class N Shares of the CNI Funds to the shareholders of each Rochdale Portfolio according to their respective interests; and (c) the termination of the Trust under state law and its deregistration under the Investment Company Act of 1940, as amended (the “Reorganization”).

ITEM 2.    With respect to each Rochdale Portfolio:

To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting or any adjournments or postponements thereof.

YOUR TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF ITEM 1.

The proposed Reorganization and related matters are described in the attached Prospectus/Proxy Statement.  Appendix A to the Prospectus/Proxy Statement is a copy of the Reorganization Agreement.

Each Rochdale Portfolio shall vote separately with respect to the approval of the Reorganization Agreement.  The approval of the Reorganization Agreement with respect to one Rochdale Portfolio is not contingent upon the approval of the Reorganization Agreement by any other Rochdale Portfolio.  However, whether any Reorganization would be consummated may be re-evaluated if less than all of the Rochdale Portfolios approve the Reorganization Agreement.

Important Notice Regarding the Availability of the Prospectus/Proxy Statement for the Special Meeting:

The Prospectus/Proxy Statement is available at http://www.rochdale.com/rochdale-funds.aspx.

The close of business on January 11, 2013 has been set as the record date for determining the shareholders of each of the Rochdale Portfolios entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.  Please indicate your voting instructions on the enclosed proxy card.  Sign, date and return your proxy card in the envelope provided.  Even if you plan to attend the Special Meeting, we urge you to complete, sign and promptly return the enclosed proxy card.  This will save the expense associated with additional solicitations and help ensure that a quorum will be present at the Special Meeting.  If you are present at the Special Meeting, you may change your vote, if desired, at that time.

In the event that the necessary quorum to transact business or the vote required to approve the Reorganization Agreement with respect to any Rochdale Portfolio is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By Order of the Board of Trustees of the Rochdale Investment Trust.

Secretary
New York, New York
February 20, 2013

QUESTIONS & ANSWERS
THE ROCHDALE INVESTMENT TRUST

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal affecting the Rochdale Dividend & Income, Rochdale Intermediate Fixed Income, Rochdale Fixed Income Opportunities and Rochdale Emerging Markets Portfolios (the “Rochdale Portfolios”) of the Rochdale investment Trust (the “Trust”), which will require your vote.

Q.	What is happening?

A.
Rochdale Investment Management, LLC (the “Adviser”), the investment adviser of each Rochdale Portfolio, has recommended, and the Board of Trustees has approved, a proposal to reorganize each of the Rochdale Portfolios into a separate, newly created, corresponding series of the CNI Charter Funds (each a “CNI Fund”) (the “Reorganization”).  Each of the CNI Funds is a “shell” portfolio that was created to acquire the assets of the corresponding Rochdale Portfolio.  The CNI Funds will each be advised by the Adviser.

Q.	What issue am I being asked to vote on?

A.	You are being asked to vote to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) as it relates to any of the Rochdale Portfolios in which you hold shares.

Q.	Why has this proposal been made for the Trust?

A.
On July 2, 2012, the Adviser was acquired by City National Bank (“City National”), a wholly-owned subsidiary of City National Corporation.  City National is the sponsor of the CNI Charter Funds, a family of open-end investment companies.  After careful consideration, the Adviser has concluded that by consolidating the two separate fund families, the Trust and the CNI Charter Funds, it should be possible to reduce the cost of duplicated services and recognize other economies of scale in a manner that will reduce the total expenses to which each of the Rochdale Portfolios is subject.  Further, the Adviser believes that including the Rochdale Portfolios in the larger CNI Charter Funds family of funds has the capability of increasing their potential distribution, which may lead to even greater economies of scale over the long term.

Q.	Will the investment objective or principal investment strategies of the Rochdale Portfolios change as a result of the Reorganization?

A.	Each of the CNI Funds will have the same investment objective and substantially similar principal investment strategies as its corresponding Rochdale Portfolio.

Q.	Will I have to pay federal income tax as a result of the Reorganization?

A.
No.  The Reorganization is intended to be tax-free (meaning that the exchange of shares of each of the Rochdale Portfolios for shares of the corresponding CNI Fund in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder).

Q.	Will the Reorganization change sales charges (loads)?

A.
No sales loads, commissions, contingent deferred sales charges or transaction charges will be charged as a result of the Reorganization.  Neither the Trust nor the Class N Shares of the CNI Charter Funds (the class of shares in the CNI Funds that will be received by the shareholders of each corresponding Rochdale Portfolio in the Reorganization) are subject to any sales charges.

Q.	Will the Reorganization change gross total annual fund operating expenses?

A.
Based upon a comparison of the operating expenses of each of the Rochdale Portfolios as of December 31, 2011 and the pro forma expenses for Class N Shares of the CNI Funds for the twelve-month period ended September 30, 2012, it is expected that the gross total annual fund operating expenses for each CNI Fund will be lower than the gross total annual fund operating expenses for the corresponding Rochdale Portfolio, before taking into account any contractual fee waivers or expense reimbursement arrangements.

Q.	Will the Reorganization result in higher advisory fees?

A.	No. The investment advisory fee for each CNI Fund will be the same as, or less than, the investment advisory fee for the corresponding Rochdale Portfolio.

Q.	Will the Reorganization change net total annual fund operating expenses?

A.
Based upon a comparison of the operating expenses of each of the Rochdale Portfolios as of December 31, 2011 and the pro forma expenses for Class N Shares of the CNI Funds for the twelve-month period ended September 30, 2012, it is expected that the net total annual fund operating expenses will be lower for each CNI Fund than the net total annual fund operating expenses for the corresponding Rochdale Portfolio, after taking into account the CNI Fund’s fee waivers and expense reimbursement arrangements.

Q.	How will the Reorganization affect me?

A.
Assuming that shareholders approve the Reorganization Agreement, the assets and liabilities of each Rochdale Portfolio will become the assets and liabilities of the corresponding CNI Fund, and the issued and outstanding shares of each Rochdale Portfolio will be converted into Class N Shares of the corresponding CNI Fund that have an aggregate net asset value equal to the value of the Rochdale Portfolio’s net assets immediately prior to the Reorganization.  The value of each Rochdale Portfolio shareholder’s account in each CNI Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with each corresponding Rochdale Portfolio immediately prior to the Reorganization.

Q.	Who will pay the expenses of the Reorganization?

A.
Pursuant to the terms of the Reorganization Agreement, the Adviser and City National Asset Management will be responsible for all the expenses incurred in connection with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization.

Q.	When would the Reorganization take place?

A.
If approved, the Reorganization would occur on or about March 15, 2013.  Shortly after completion of the Reorganization, you will receive a confirmation statement reflecting the number of Class N Shares of each of the CNI Funds owned.

Q.	How does the Board of Trustees of the Trust recommend that I vote?

A.	The Board of Trustees recommends that shareholder vote to approve the Reorganization Agreement.

Q.	How can I vote, and how many votes am I entitled to?

A.
You are entitled to vote at the Special Meeting or any adjournments thereof if you owned shares of any of the Rochdale Portfolios at the close of business on January 11, 2013 (the “Record Date”).  You are entitled to one vote for each share held in your name as of Record Date.

If you attend the Special Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Special Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1) Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone:  Have your proxy card(s) available.  Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week.  Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet:  Have your proxy card(s) available.  Vote on the Internet by accessing the website listed on your proxy card(s).  Enter the control number from your proxy card(s).  Follow the simple instructions found on the website.

Q.	If I vote now as requested, can I change my vote later?

A.
Yes.  You may revoke your proxy at any time before it is voted at the Special Meeting either (i) by sending a written revocation to the Secretary of the Trust as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the Special Meeting; or (iii) by attending the Special Meeting and voting in person.  Even if you plan to attend the Special Meeting, we ask that you vote as described above.  This will help us ensure that an adequate number of shares are present to constitute a quorum for the Special Meeting to be held.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please call the Trust at (800) 245-9888.

PROSPECTUS/PROXY STATEMENT

Dated February 20, 2013

THE ROCHDALE INVESTMENT TRUST
570 Lexington Avenue
New York, New York, 10022-6837
(800) 245-9888

CNI CHARTER FUNDS
400 North Roxbury Drive
Beverly Hills, California 90210
(888) 889-0799

This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of The Rochdale Investment Trust, a Delaware statutory trust (the “Trust”), on behalf of all of its series in connection with the Special Meeting of Shareholders (the “Meeting”) to be held on March 22, 2013, at 10:00 a.m., Eastern Time, at the offices of the Trust, 570 Lexington Avenue, New York, New York 10022-6837, or any adjournment or postponement of the Meeting.  At the Meeting, shareholders will be asked to vote to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between the Trust and CNI Charter Funds, a Delaware statutory trust, and the matters contemplated therein.  A copy of the Reorganization Agreement is attached hereto as Appendix A.

The Reorganization Agreement provides that each of the four investment portfolios of the Trust listed below will transfer substantially all its assets and liabilities to the newly organized CNI Charter Funds’ investment portfolio identified below opposite its name:

Rochdale Investment Trust Portfolio:	CNI Charter Funds Portfolio:
Rochdale Dividend & Income Portfolio	CNI Dividend & Income Fund
Rochdale Intermediate Fixed Income Portfolio	CNI Intermediate Fixed Income Fund
Rochdale Fixed Income Opportunities Portfolio	CNI Fixed Income Opportunities Fund
Rochdale Emerging Markets Portfolio	CNI Emerging Markets Fund

In exchange for the transfers of these assets and liabilities, CNI Charter Funds will issue shares in the four CNI Charter Funds’ investment portfolios listed above (each, a “CNI Fund” and collectively, the “CNI Funds”) to the corresponding Rochdale investment portfolios listed above (each, a “Rochdale Portfolio” and collectively, the “Rochdale Portfolios”).  The transaction is expected to occur on March 15, 2013, or as soon thereafter as is practicable.

Each Rochdale Portfolio has one class of shares.  Each CNI Fund may have multiple classes of shares.  In the Reorganization, holders of each of the Rochdale Portfolios will receive Class N Shares of the corresponding CNI Fund.

The Rochdale Portfolios will make liquidating distributions of the Class N Shares of the corresponding CNI Fund to the shareholders of the Rochdale Portfolios, so that a holder of shares in a Rochdale Portfolio will receive Class N Shares of the corresponding CNI Fund with the same aggregate net asset value as the shareholder had in the Rochdale Portfolio immediately before the transaction.  All of these transactions are referred to herein as the “Reorganization.”  Following the Reorganization, shareholders of the Rochdale Portfolios will be shareholders of the corresponding CNI Fund, and the Trust will be terminated under state law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The CNI Funds have recently been organized for the purpose of continuing the investment operations of the Rochdale Portfolios and have no substantial assets or prior history of investment operations.

Each transfer is expected to occur as of 4:00 p.m., Eastern Time (the “Effective Time”) on a date soon after the Meeting (the “Closing Date”).

On the day of the Reorganization, the net asset value of each Rochdale Portfolio’s shares will be determined in accordance with the procedures described in the corresponding CNI Fund’s Prospectus and Statement of Additional Information, and in accordance with the CNI Funds’ valuation procedures.  While the valuation procedures and pricing services used by the Rochdale Portfolios are comparable in many respects to those used by the CNI Funds, differences may result in individual securities having different values at the valuation time than were used to calculate the net asset value of an applicable Rochdale Portfolio prior to such time.  As a result, the dollar value of a Rochdale Portfolio’s shareholder’s investment may be different after the applicable Reorganization than it was before.

Each of the Rochdale Portfolios is a series of the Trust.  Each of the CNI Funds is a series of the CNI Charter Funds.  Each of the Trust and the CNI Charter Funds is an open-end, management investment company registered under the 1940 Act.  Rochdale Investment Management, LLC serves as investment adviser to both the Rochdale Portfolios and the CNI Funds.

This Prospectus/Proxy Statement sets forth the information that a shareholder of each Rochdale Portfolio should know before voting on the Reorganization Agreement, and it should be retained for future reference. The prospectus relating to the Class N Shares of the CNI Funds, which describes the operations of those funds, accompanies this Prospectus/Proxy Statement. Certain additional relevant documents listed below, which have been filed with the U. S. Securities and Exchange Commission (the “SEC”), are incorporated in whole or in part by reference.  A Statement of Additional Information dated February 6, 2013, relating to this Prospectus/Proxy Statement and the Reorganization has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement.  A copy of such Statement of Additional Information is available upon request and without charge by writing to the Trust at 570 Lexington Ave., New York, New York 10022 or by calling toll-free (800) 245-9888.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions, and investment limitations, of the Rochdale Portfolios, see the Prospectus dated April 13, 2012 and Statement of Additional Information dated April 13, 2012, as they may be amended and/or supplemented, which have been filed with the SEC and which are incorporated by reference into this Prospectus/Proxy Statement.  Further information about the Rochdale Portfolios’ performance is contained in their Annual Report for the year ended December 31, 2011 and their Semi-Annual Report for the period ended June 30, 2012.

You may obtain free copies of the Trust’s annual reports, prospectus, statement of additional information or the Statement of Additional Information relating to the Prospectus/Proxy Statement, request other information about Rochdale Investment Management LLC, or other information by calling (800) 245-9888.

This Prospectus/Proxy Statement constitutes the Proxy Statement of the Trust for the Meeting, and CNI Charter Funds’ prospectus for the Class N Shares of each CNI Fund that has been registered with the SEC and is to be issued in connection with the Reorganization.  This Prospectus/Proxy Statement, along with the Notice of a Special Meeting of Shareholders and the proxy card, is being mailed to shareholders of record on or about February 20, 2013.  It explains concisely what you should know before voting on the proposals or investing in the CNI Funds.  Please read it carefully and keep it for future reference.

Like shares of the Trust, shares of the CNI Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.  You may lose money by investing in the CNI Funds.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

At the Meeting, Trust shareholders will be asked to consider and act upon the following proposal:

Proposal:	Shareholders Eligible to Vote:
PROPOSAL 1: To consider and act upon a proposal to approve the Reorganization Agreement and the transactions contemplated thereby, including (a) the transfer of substantially all of the assets and liabilities of each Rochdale Portfolio to its corresponding CNI Fund in exchange for Class N Shares of such CNI Fund; (b) the distribution of such Class N Shares of the CNI Funds to the shareholders of each Rochdale Portfolio according to their respective interests; and (c) the termination of the Trust under state law and its deregistration under the 1940 Act.
Record date shareholders of the Trust. Each Rochdale Portfolio voting separately.

Each Rochdale Portfolio shall vote separately with respect to the approval of the Reorganization Agreement.  The approval of the Reorganization Agreement with respect to one Rochdale Portfolio is not contingent upon the approval of the Reorganization Agreement by any other Rochdale Portfolio.  However, whether any Reorganization would be consummated may be re-evaluated if less than all of the Rochdale Portfolios approve the Reorganization Agreement.

TABLE OF CONTENTS

Page

SYNOPSIS	5
OVERVIEW OF EACH ROCHDALE PORTFOLIO AND EACH CORRESPONDING CNI FUND	5
ROCHDALE BOARD RECOMMENDATION	7
INFORMATION RELATING TO THE PROPOSED REORGANIZATION	8
DESCRIPTION OF THE REORGANIZATION AGREEMENT	8
COMPARISON OF THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, FEES AND EXPENSES AND PERFORMANCE	11
ROCHDALE DIVIDEND & INCOME PORTFOLIO/CNI DIVIDEND & INCOME FUND	11
ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO/CNI INTERMEDIATE FIXED INCOME FUND	15
ROCHDALE FIXED INCOME OPPORTUNITIES PORTFOLIO/CNI FIXED INCOME OPPORTUNITIES PORTFOLIO	19
ROCHDALE EMERGING MARKETS PORTFOLIO/CNI EMERGING MARKETS FUND	23
ADDITIONAL INFORMATION ABOUT THE ADVISER	29
SUB-ADVISERS AND PORTFOLIO MANAGERS	30
COMPARISON OF INVESTMENT LIMITATIONS	33
ADDITIONAL INFORMATION ABOUT DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS	34
COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES	36
ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS	42
INFORMATION RELATING TO VOTING MATTERS	48
ADDITIONAL INFORMATION ABOUT CNI CHARTER FUNDS	51
ADDITIONAL INFORMATION ABOUT THE TRUST	51
NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES	51
DELIVERY OF PROSPECTUS/PROXY STATEMENT	51
LITIGATION	51
FINANCIAL STATEMENTS	51
OTHER BUSINESS	52
SHAREHOLDER INQUIRIES	52

SYNOPSIS

This Synopsis is only a summary of certain information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement.  This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement.  A copy of the Reorganization Agreement is attached to this Prospectus/Proxy Statement as Appendix A.  Shareholders should read this entire Prospectus/Proxy Statement carefully.  For more complete information about each Rochdale Portfolio, please read the Trust’s Prospectus and Statement of Additional Information, as they may be amended and/or supplemented.  The CNI Charter Funds’ Board of Trustees is referred to herein as the “CNI Board.”  The Trust’s Board of Trustees is referred to herein as the “Rochdale Board.”

Agreement Between the Adviser and City National Bank.  On July 2, 2012, the Adviser was acquired by City National Bank (“City National”), a wholly-owned subsidiary of City National Corporation.  City National is the sponsor of the CNI Charter Funds, a family of open-end investment companies.  After careful consideration, the Adviser has concluded that by consolidating the two separate fund families, the Trust and the CNI Charter Funds, it should be possible to reduce the cost of duplicated services and recognize other economies of scale in a manner that will reduce the total expenses to which each of the Rochdale Portfolios is subject.  Further, the Adviser also believes that including the Rochdale Portfolios in the larger CNI Charter Funds family of funds has the capability of increasing their potential distribution, which may lead to even greater economies of scale over the long term.  Based upon these conclusions, the Advisor has recommended to the Rochdale Board and the CNI Board that each Rochdale Fund be reorganized into its corresponding CNI Fund.

Under the terms of City National’s purchase of the Adviser, City National has agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Rochdale Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least 75% of the Rochdale Board are not “interested persons” (as that term is defined in the 1940 Act) of City National or any interested person; (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of the Reorganization; and (iii) each vacancy on the Rochdale Board is filled by a person who is not an interested person of City National so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons.  If the Reorganization is completed, these restrictions will apply to the CNI Board.  City National may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act.

Background.  Pursuant to the Reorganization Agreement (attached as Appendix A), each Rochdale Portfolio will transfer substantially all of its assets and liabilities to the corresponding CNI Fund in exchange for shares of such CNI Fund.  Rochdale Portfolio shareholders will receive Class N Shares of the corresponding CNI Fund.  The result of each Reorganization is that shareholders of each Rochdale Portfolio will become shareholders of the corresponding CNI Fund.  The CNI Funds are newly created and will have no material assets or operations prior to the Reorganization.

Tax Consequences.  The Reorganization is intended to qualify for U. S. federal income tax purposes as a tax-free reorganization.  As a condition to the closing of each Reorganization, each Rochdale Portfolio and the corresponding CNI Fund will receive a tax opinion of Montgomery, McCracken, Walker & Rhoads LLP to the effect that the Reorganization will so qualify.  If the Reorganization so qualifies, shareholders of a Rochdale Portfolio will not recognize gain or loss for U. S. federal income tax purposes on the exchange of their shares of the applicable Rochdale Portfolio for shares of the corresponding CNI Fund in the Reorganization.  Because the foregoing discussion only relates to the U. S. federal income tax consequences of the Reorganization, those shareholders should consult their tax advisors about foreign, state and local tax consequences, if any, of the Reorganization.  For more information with respect to the tax consequences of the Reorganization, see “Federal Income Taxes” below.

OVERVIEW OF EACH ROCHDALE PORTFOLIO AND EACH CORRESPONDING CNI FUND

Investment Objectives and Principal Investment Strategies.  Each of the CNI Funds will have the same investment objective and substantially similar principal investment strategies as its corresponding Rochdale Portfolio, as described in more detail under “COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, FEES AND EXPENSES AND PERFORMANCE” below.

Risk Factors.  The principal investment risks of each Rochdale Portfolio and the corresponding CNI Fund are substantially similar.  Because of these similarities, the Adviser believes that an investment in Class N Shares of a CNI Fund involves risks that are substantially similar to an investment in the corresponding Rochdale Portfolio.  The one material difference in the principal risks to which the Funds are subject is that the Rochdale Intermediate Fixed Income Portfolio is subject to High Yield Bond Risk as a principal risk, while the CNI Intermediate Fixed Income Fund will not be subject to High Yield Bond Risk as a principal risk.  For more information with respect to the Rochdale Portfolios’ and CNI Funds’ risk factors, see “ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS,” below.

The Adviser.  Rochdale Investment Management LLC is the investment adviser to each of the Rochdale Portfolios and each of the CNI Funds.  The Adviser is located at 570 Lexington Avenue, New York, New York, 10022-6837.  As of December 31, 2012, the Adviser managed assets of approximately $5.2 billion for individual and institutional investors.  As shown in the table below, except with respect to the CNI Dividend & Income Fund, the investment advisory fees paid by each Rochdale Portfolio will be identical to the investment advisory fee paid by each CNI Fund.  The investment advisory fee for the CNI Dividend & Income Fund will be lower than the fee for the Rochdale Dividend & Income Portfolio.  See “ADDITIONAL INFORMATION ABOUT THE ADVISER,” below.

	Investment Advisory Fee of Each Rochdale Portfolio:	Investment Advisory Fee for Each Corresponding CNI Fund after the Reorganization:
Dividend & Income Portfolio	0.65%	0.50%
Intermediate Fixed Income Portfolio	0.40%	0.40%
Fixed Income Opportunities Portfolio	0.50%	0.50%
Emerging Markets Portfolio	1.00%	1.00%

Other Service Providers.  Upon completion of the Reorganization, CNI Charter Funds will continue to engage its existing service providers.  In all cases, the types of services provided to the Trust and the CNI Charter Funds under these service agreements are substantially similar.  The following describes the service providers to the Trust and the CNI Charter Funds:

	Rochdale Portfolios	CNI Funds
Administrator:	SEI Investments Global Funds Services	SEI Investments Global Funds Services
Distributor:	RIM Securities, LLC	SEI Investments Distribution Co.
Transfer Agent:	U.S. Bank, N.A.	SEI Institutional Transfer Agent, Inc.1
Fund Accounting Agent:	SEI Investments Global Funds Services2	SEI Investments Global Funds Services
Custodian:	U.S. Bank, N.A.	U.S. Bank, N.A.

1 U.S. Bank, N.A. will commence serving as the transfer agent for the CNI Charter Funds on or about March 15, 2013.  Prior to that date, SEI Institutional Transfer Agent, Inc. will serve as transfer agent.

2 SEI Investments Global Funds Services commenced serving as fund accounting agent for the Rochdale Portfolios on December 31, 2012.  Prior to that date, U.S. Bank, N.A. served as fund accounting agent.

Expenses.  The pro forma net expense ratio for the Class N Shares of each CNI Fund is projected to be less than the current expense ratio of the corresponding Rochdale Portfolio, as shown in the table below and as described in more detail under “COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, FEES AND EXPENSES AND PERFORMANCE” below.

	Total Expense Ratio of Rochdale Portfolio:	Pro Forma Expense Ratio of Corresponding CNI Fund after the Reorganization:
Dividend & Income Portfolio	1.38%	1.11%
Intermediate Fixed Income Portfolio	1.13%	1.01%
Fixed Income Opportunities Portfolio	1.13%	1.12%
Emerging Markets Portfolio	1.99%	1.63%

Distribution Arrangements. The purchase and redemption procedures for the Rochdale Portfolios and the CNI Funds are substantially the same.  The Rochdale Portfolios offer one class of shares.  CNI Charter Funds offers multiple classes of shares, one of which, Class N Shares, is involved in the Reorganization.  There is no front-end sales charge or contingent deferred sales charge applicable to either the Rochdale Portfolios or the CNI Funds.  Each has a distribution (i.e., Rule 12b-1) plan.  In addition, each CNI Fund pays shareholder servicing fees.  No shareholder servicing fees are paid by the Rochdale Portfolios.  Both the Rochdale Portfolios and the CNI Funds allow shareholders to exchange their shares for shares of any other fund offered in the same prospectus, although the Rochdale Portfolios require such exchanges to be valued at at least $100.

Shares of both the Rochdale Portfolios and the CNI Funds are offered through financial supermarkets, advisers and consultants and other investment professionals.  Investment professionals who offer shares may require the payment of fees from their individual clients.  If you invest through a third party, the policies and fees may be different from those described in the funds’ prospectuses.  For example, third parties may charge transaction fees or set different minimum investment amounts.

Neither the Rochdale Portfolios nor the CNI Funds currently impose any redemption fee.

Dividends, Distributions and Taxes.  The dividends and distributions policy of each Rochdale Portfolio and CNI Fund are identical.  In addition, the tax issues involved with purchasing, holding and redeeming a share of the Rochdale Portfolios and the CNI Funds are identical.

For additional information concerning the Rochdale Portfolios and CNI Funds distribution arrangements, see “ADDITIONAL INFORMATION ABOUT DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS” and “COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES,” below.

ROCHDALE BOARD RECOMMENDATION

The Rochdale Board, including the Trustees who are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”), has concluded that each Reorganization is advisable and in the best interests of the applicable Rochdale Portfolio and its shareholders, and that the interests of existing shareholders in each Rochdale Portfolio would not be diluted as a result of the transactions contemplated by each Reorganization.

THE ROCHDALE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE REORGANIZATION AGREEMENT.

INFORMATION RELATING TO THE PROPOSED REORGANIZATION

DESCRIPTION OF THE REORGANIZATION AGREEMENT

The Trust has entered into an agreement whereby its investment portfolios are to be acquired by portfolios of CNI Charter Funds.  Significant provisions of this Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A to this Prospectus/Proxy Statement.

Description of the Reorganization Agreement.  There are four separate Rochdale Portfolios.  Their assets will be acquired and liabilities assumed by four corresponding new CNI Funds which have been organized to continue the operations of these Rochdale Portfolios.

The Reorganization Agreement provides that substantially all of the assets and liabilities of the Rochdale Portfolios will be transferred to the CNI Funds identified in the table below.  The holders of each Rochdale Portfolio will receive Class N Shares of the corresponding CNI Fund identified in the table.  The number of Class N Shares to be issued by the CNI Funds will have an aggregate net asset value equal to the aggregate net asset value of the corresponding shares of the particular Rochdale Portfolio as of the regular close of the New York Stock Exchange, currently 4:00 p. m. (Eastern time) on the business day immediately preceding each transaction.

Rochdale Portfolio:	CNI Fund:
Rochdale Dividend & Income Portfolio	CNI Dividend & Income Fund
Rochdale Intermediate Fixed Income Portfolio	CNI Intermediate Fixed Income Fund
Rochdale Fixed Income Opportunities Portfolio	CNI Fixed Income Opportunities Fund
Rochdale Emerging Markets Portfolio	CNI Emerging Markets Fund

Following the transfers of assets and liabilities from the Rochdale Portfolios to the CNI Funds, and the issuances of Class N Shares by the CNI Funds to the Rochdale Portfolios, each of the Rochdale Portfolios will distribute the Class N Shares of the CNI Funds pro rata to the holders of shares of the Rochdale Portfolios as described above in liquidation of the Rochdale Portfolios.  Each holder of shares of a Rochdale Portfolio will receive an amount of the Class N Shares of the corresponding CNI Fund of equal value.  Following the Reorganization, the registration of the Trust as an investment company under the 1940 Act will be terminated, and the Trust will be terminated under state law.

The stock transfer books of the Trust will be permanently closed after the Reorganization.

The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the transactions contemplated thereby described in this Prospectus/Proxy Statement by the shareholders of each Rochdale Portfolio; the receipt of certain legal opinions described in the Reorganization Agreement; the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and the parties’ performance in all material respects of their agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the Reorganization is expected to occur on March 15, 2013 or as soon thereafter as is practicable.

The expenses of the Trust and CNI Charter Funds incurred in connection with the Reorganization will be borne by the Adviser and City National Asset Management, except that CNI Charter Funds will bear any related registration fees payable under the Securities Act of 1933 and state blue sky laws.

The Reorganization may be abandoned prior to its consummation by the mutual consent of the parties to the Reorganization Agreement.  The Reorganization Agreement provides further that at any time prior to, or (to the fullest extent permitted by law) after, the approval of the Reorganization Agreement by shareholders of any Rochdale Portfolio (a) the parties thereto may, by written agreement approved by their respective Boards of Trustees, or authorized officers and with or without the approval of their respective shareholders, amend any of the provisions of the Reorganization Agreement with respect to such Rochdale Portfolio; and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations with respect to such Rochdale Portfolio with or without the approval of such party’s shareholders.

Board Consideration.  In giving its approval to the Reorganization at meetings held on December 11, 2012, the Rochdale Board considered, primarily, the recent purchase of the Adviser by City National.  This Reorganization presents the opportunity to combine the separate Trust and CNI Charter Funds mutual fund families into a single, larger consolidated group, offering shareholders a full spectrum of funds.  Accordingly, the Adviser recommended that each of the Rochdale Portfolios be reorganized as described in this Prospectus/Proxy Statement.  The Rochdale Board considered the recommendation of the Adviser with respect to the proposed consolidation of the Trust and CNI Charter Funds; the investment capabilities of the Adviser; the compatibility of the investment objectives and policies of the Rochdale Portfolios and their corresponding CNI Funds; the improvement of operational efficiencies and achievement of economies of scale through the consolidation of the Trust and CNI Charter Funds; the management and other fees paid by the CNI Funds; the projected operating expense ratios of the CNI Funds following the Reorganization; the fact that the Reorganization is intended to constitute a tax-free reorganization; the fact that total operating expense ratios of each CNI Fund after the Reorganization were expected to be lower than the expense ratios of the corresponding Rochdale Portfolio prior to the transaction; and that the interests of shareholders would not be diluted as a result of the Reorganization.

After considering the foregoing factors, together with such other information as they considered to be relevant, the Rochdale Board unanimously approved the Reorganization Agreement and directed that it be submitted to shareholders for approval.

ROCHDALE’S BOARD RECOMMENDS THAT SHAREHOLDERS VOTE “FOR”
APPROVAL OF THE REORGANIZATION AGREEMENT.

The Rochdale Board has not determined what action it will take in the event the shareholders of any Rochdale Portfolio fail to approve the Reorganization Agreement or for any reason the Reorganization is not consummated.  In either such event, the Trustees will consider other appropriate courses of action, including continuing operations of the Rochdale Portfolios in their present form.

At a meeting held on December 4, 2012, the CNI Board also considered the proposed Reorganization.  Based upon their evaluation of the relevant information provided to them, and in light of their fiduciary duties under federal and state law, the CNI Board unanimously determined that the proposed Reorganization was in the best interests of CNI and its shareholders, and that the interests of existing shareholders of CNI’s other funds would not be diluted as a result of the transaction.

Capitalization.  Because the Rochdale Portfolios will be combined in the Reorganization with newly organized CNI Funds having only nominal assets and liabilities, information on the capitalization of the Rochdale Portfolios and CNI Funds is not included.

Federal Income Tax Consequences.  Consummation of each transaction of the Reorganization is subject to the condition that the Trust and CNI Charter Funds receive an opinion from Montgomery, McCracken, Walker & Rhoads, LLP to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the applicable Rochdale Portfolio to its corresponding CNI Fund in exchange for Class N Shares of the corresponding CNI Fund and liquidating distributions to shareholders of the Rochdale Portfolio of the Class N Shares of the CNI Fund so received, as described in the Reorganization Agreement, will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended, and with respect to the Reorganization, each Rochdale Portfolio and CNI Fund will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Rochdale Portfolio as a result of such transactions; (iii) no gain or loss will be recognized by the CNI Fund as a result of such transactions; (iv) no gain or loss will be recognized by the shareholders of the Rochdale Portfolio on the distribution to them by such Rochdale Portfolio of Class N Shares of the corresponding CNI Fund in exchange for their shares of the Rochdale Portfolio; (v) the aggregate basis of the CNI Fund shares received by a shareholder of the Rochdale Portfolio will be the same as the aggregate basis of the shareholder’s Rochdale Portfolio shares immediately prior to the Reorganization; (vi) the basis of the CNI Fund in the assets of the Rochdale Portfolio received pursuant to the Reorganization will be the same as the basis of the assets in the hands of the Rochdale Portfolio immediately before the Reorganization; (vii) a shareholder’s holding period for CNI Fund shares will be determined by including the period for which the shareholder held the Rochdale Portfolio shares exchanged therefor, provided that the shareholder held such Rochdale Portfolio shares as a capital asset; and (viii) the CNI Fund’s holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Rochdale Portfolio.

The Trust and CNI Charter Funds have not sought a tax ruling from the Internal Revenue Service (“IRS”), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph.  That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position.  Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

Other Information.  The Trust was organized as a Delaware statutory trust on March 10, 1998.  CNI Charter Funds was organized as a Delaware statutory trust on October 28, 1996.  The Trust and CNI Charter Funds are each governed by its Declaration of Trust and Bylaws and applicable Delaware and 1940 Act law.

Shares of both the Rochdale Portfolios and CNI Funds: (i) are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held; (ii) will vote in the aggregate and not by class except as otherwise expressly required by law or when class voting is permitted by the respective Boards of Trustees; and (iii) are entitled to participate equally in the dividends and distributions that are declared with respect to a particular investment portfolio and in the net distributable assets of such portfolio on liquidation.  Shares of the Rochdale Portfolios have no par value.  Shares of the CNI Funds have a par value of $0.01.  In addition, shares of the Rochdale Portfolios and CNI Funds have no preemptive rights and only such conversion and exchange rights as the respective Boards of Trustees may grant in their discretion.  When issued for payment as described in their prospectuses, shares of each Rochdale Portfolio and CNI Fund are fully paid and non-assessable by such entities.

CNI Charter Funds is not required under Delaware law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act.  The CNI Funds Board has called a meeting of shareholders of the CNI Funds, to be held March __, 2013, for the purpose of re-electing four of the five current members of the CNI Funds Board (the fifth member of the CNI Funds Board expects to rretire at the conclusion of the meeting) and considering the election of several new members to the CNI Funds Board (including two of the current trustees of the Trust) for various terms of office, effective with the closing of the Reorganization.  Shareholders have the right to remove Trustees.  To the extent required by law, the CNI Funds will assist in shareholder communications in such matters.

The foregoing is only a summary.  Shareholders may obtain copies of the Declarations of Trust and By-laws of the Trust and CNI Charter Funds upon written request at the addresses shown on the cover page of this Prospectus/Proxy Statement.

COMPARISON OF THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS,
FEES AND EXPENSES AND PERFORMANCE

Set forth below is a comparison of each Rochdale Portfolio’s and corresponding CNI Fund’s (1) investment objective, principal investment strategies, and principal risks and (2) fees and expenses.  Also presented is the performance history of each Rochdale Portfolio, which will be adopted as the performance history of each corresponding CNI Fund as a result of the Reorganization.

ROCHDALE DIVIDEND & INCOME PORTFOLIO/CNI DIVIDEND & INCOME FUND

Investment Objective, Principal Investment Strategies and Principal Risks.

Rochdale Dividend & Income Portfolio – Investment Objectives:	CNI Dividend & Income Fund – Investment Objectives:
Seeks to provide significant income and, as a secondary focus, long-term capital appreciation	Seeks to provide significant income and, as a secondary focus, long-term capital appreciation

Rochdale Dividend & Income Portfolio – Principal Investment Strategies:	CNI Dividend & Income Fund – Principal Investment Strategies:
The Rochdale Portfolio invests primarily in income-generating securities, including dividend-paying equity and fixed income securities.  Generally, the Rochdale Portfolio will invest at least 50% of its assets in dividend-paying equity securities.  Equity securities in which the Rochdale Portfolio may invest include common stocks, preferred stocks, convertible securities and real estate investment trusts (“REITS”).  Companies of any size may be considered for investment.  Equity investments consist primarily of domestic securities, but the Rochdale Portfolio also may invest up to 25% of its total assets in dividend- and income-generating foreign securities, including those of emerging markets.

The CNI Fund invests primarily in income-generating securities, principally comprised of dividend-paying equity securities.  Generally, the CNI Fund invests primarily in dividend-paying equity securities, consisting of common stocks, preferred stocks, convertible securities and real estate investment trusts (“REITs”).  The Fund seeks to create a portfolio of securities with an income yield greater than the dividend yield of the S&P 500 Index.  The CNI Fund may invest in securities of companies of any market capitalization.  The CNI Fund’s equity investments consist primarily of securities of U. S. companies.

The Rochdale Portfolio may invest in debt securities of any maturity or duration including those from corporate and municipal issuers as well as asset-backed securities.  No more than 15% of the Rochdale Portfolio’s assets at cost may be invested in debt securities, convertible securities, or preferred stocks deemed below investment grade (also known as “Junk Bonds”).
The CNI Fund has no corresponding policy as part of its principal investment strategies.
In selecting equity securities, the Adviser will seek companies that pay above-average, stable dividend yields and have the ability to grow yields over time.  In selecting fixed income securities for the Rochdale Portfolio, the Adviser seeks securities with attractive rates of current income with consideration to the credit quality of the issuer and the maturity, duration, and other characteristics of the obligation.  Once purchased, companies are monitored for changes in their fundamentals and in industry conditions.  Nevertheless, the Rochdale Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Rochdale Portfolio’s objectives, the credit quality meets the Adviser’s fundamental criteria, valuation is attractive, and industry trends remain favorable.

In selecting the CNI Fund’s equity securities, the Adviser generally seeks companies that pay above-average, stable dividend yields compared to the dividend yield of the S&P 500 and have the ability to grow yields over time.  The CNI Fund may continue to own a security as long as the dividend or interest yields satisfy the CNI Fund’s objectives, valuation is attractive, and industry trends remain favorable.

Rochdale Dividend & Income Portfolio – Principal Risks:		CNI Dividend & Income Fund – Principal Risks:
•	General Market Risk	•	General Market Risk
•	Market Risk of Equity Securities	•	Market Risk of Equity Securities
•	Market Risk of Fixed Income Securities	•	Management Risk
•	Management Risk	•	Real Estate Investment Trusts (“REITs”) Risk
•	Real Estate Investment Trusts (“REITs”) Risk	•	Small and Medium Size Company Risk
•	Foreign Securities Risk	•	Dividend Tax Treatment Risk
•	Small and Medium Size Company Risk	•	Defensive Instrument Risk
•	Dividend Tax Treatment Risk
•	High Yield (“Junk”) Bond Risk
•	Credit Risk
•	Liquidity Risk

For more information on each Rochdale Portfolio’s and CNI Fund’s principal risks, see “ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS,” below.

Fees and Expenses.

Shareholder Fees (fees paid directly from your investment)	Rochdale Dividend & Income Portfolio	Class N Shares of the CNI Dividend & Income Fund (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 45 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.50%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses:	0.47%	0.36%*
– Shareholder Service Fees	--	0.25%
– Other Fund Expenses	0.47%	0.11%
Acquired Fund Fees and Expenses	0.00%	0.01%*
Total Fund Operating Expenses	1.37%	1.11%
Fee Recoupment	0.01%	0.00%
Net Fund Operating Expenses	1.38%	1.11%

*”Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Rochdale Portfolio and CNI Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Rochdale Dividend & Income Portfolio	$139	$434	$750	$1,647
Class N Shares of the CNI Dividend & Income Fund (Pro Forma)	$113	$353	$612	$1,352

Performance.  The following performance information indicates some of the risks of investing in the Rochdale Dividend & Income Portfolio.  This performance history will be adopted as the performance history of the CNI Dividend & Income Fund as a result of the Reorganization.  The bar chart provides some indication of the risks of investing in the Rochdale Dividend & Income Portfolio by showing how the Portfolio’s total return has varied for annual periods through December 31, 2012.  Following the bar chart is the Rochdale Dividend & Income Portfolio’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Rochdale Dividend & Income Portfolio’s average return over time compared with broad-based market indices.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.rochdale.com.

*	Prior to June 27, 2003, the Rochdale Dividend & Income Portfolio operated as the Rochdale Alpha Portfolio, with a different investment strategy.

	Quarterly Return	Quarter Ended
Highest	21.25%	6/30/2001
Lowest	-23.63%	9/30/2001

Average Annual Total Return as of December 31, 2012
	1 Year	5 Years	10 Year
Rochdale Dividend & Income Portfolio(1)
Return Before Taxes	7.53%	4.44%	9.09%
Return After Taxes on Distributions	7.00%	3.30%	8.06%
Return After Taxes on Distributions and Sale of Fund Shares	5.54%	3.20%	7.54%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Dow Jones Select Dividend Index (reflects no deduction for fees, expenses or taxes)	10.84%	2.49%	7.42%
Lipper Equity Income Category Average	12.44%	1.81%	7.46%

(1)	Prior to June 27, 2003, the Rochdale Dividend & Income Portfolio operated as the Rochdale Alpha Portfolio, with a different investment objective and an aggressive mid- and small-cap strategy.

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO/CNI INTERMEDIATE FIXED INCOME FUND

Investment Objective, Principal Investment Strategies and Principal Risks.

Rochdale Intermediate Fixed Income Portfolio – Investment Objectives:	CNI Intermediate Fixed Income Fund – Investment Objectives:
Seeks current income and, to the extent consistent with this goal, capital appreciation.	Seeks current income and, to the extent consistent with this goal, capital appreciation.

Rochdale Intermediate Fixed Income Portfolio – Principal Investment Strategies:	CNI Intermediate Fixed Income Fund – Principal Investment Strategies:
The Rochdale Portfolio will invest at least 80% of its assets in fixed income securities with, under normal market conditions, at least 65% invested in investment grade fixed-income securities.	Under normal conditions, the CNI Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.
Under normal circumstances, the Rochdale Portfolio will primarily hold corporate obligations, which are expected to earn a higher rate of income than those of the comparable obligations of the U. S. Government or its agencies.  Fixed income securities in which the Rochdale Portfolio will invest may include asset-backed securities.  The Rochdale Portfolio may also invest in bank loans.

The CNI Fund’s investments in fixed income securities consist primarily of fixed rate and variable rate corporate debt obligations, debt obligations of the U. S. Government and its agencies, bank obligations, commercial paper, repurchase agreements and Eurodollar obligations.  The CNI Fund also invests in bank loans, agency and non-agency mortgage-backed securities and asset-backed securities backed by the income generated by litigation proceeds purchase contracts (“Litigation Advance Notes”).

No more than 15% of the Rochdale Portfolio’s assets at cost may be invested in debt securities, convertible securities, or preferred stocks deemed below investment grade (also known as “Junk Bonds”).
Under normal conditions, the CNI Fund’s assets will principally be invested in investment grade fixed income securities (i.e., obligations rated BBB or better by S&P Ratings Group (“S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of equal quality).  The Fund may retain a security after it has been downgraded below the minimum credit rating if the adviser determines that doing so is in the best interests of the Fund.

The Rochdale Portfolio purchases debt obligations of government and corporate issuers that provide an attractive rate of current income or provide for an attractive return based on the maturity, duration, and credit quality of the issuer relative to comparable issuers.

In investing its assets the CNI Fund seeks to purchase debt obligations of corporate and government issuers that provide an attractive rate of current income or provide for an attractive return based on the maturity, duration, and credit quality of the issuer relative to comparable issuers included in the Barclays Intermediate U.S. Government/ Credit Bond Index.

The Rochdale Portfolio may invest significantly in non-investment grade fixed-income securities, often referred to in the marketplace as “junk bonds.”	The CNI Fund has no corresponding policy as part of its principal investment strategies.
The Adviser may invest more than 7.5% of its assets in the obligations of the U. S. Government or its agencies or those of a corporate issuer, provided that the issuer has at least an investment grade of A or better.

The CNI Fund may invest more than 7.5% of its assets in obligations of the U. S. Government or any one of its agencies or of any corporate issuer, provided that the issuer has been rated at least an investment grade of A by S&P Ratings Group (“S&P”) or A3 by Moody’s Investors Service, Inc. (“Moody’s”).

The Adviser will purchase debt instruments with the intention of holding them to maturity and does not expect to meaningfully shift the holdings in the Rochdale Portfolio in anticipation of interest rate movement.
The CNI Fund has no corresponding policy as part of its principal investment strategies.

Once purchased, investments are monitored for changes in their fundamentals and in industry conditions.  Nevertheless, the Rochdale Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Rochdale Portfolio’s objectives, the credit quality meets the Adviser’s fundamental criteria, valuation is attractive, and industry trends remain favorable.

The CNI Fund may continue to own a security as long as the dividend or interest yields satisfy the CNI Fund’s objectives, the credit quality meets the Adviser’s fundamental criteria and the Adviser believes valuation is attractive, and industry trends remain favorable.  However, the Fund may sell a security to obtain capital appreciation if the security increases in value as a result of declines in market interest rates or improvements in the creditworthiness of the issuer.

Ordinarily, the Rochdale Portfolio will seek to have an average portfolio maturity and duration between 3 and 10 years.  One of the potential advantages of the intermediate term structure for the portfolio strategy will be to benefit from the generally higher rate of current income these debt obligations provide as compared to shorter maturity debt obligations.

The CNI Fund seeks to have an average portfolio maturity and duration between three and ten years, as such debt obligations generally pay a higher rate of current income as compared to shorter maturity debt obligations.

Rochdale Intermediate Fixed Income Portfolio – Principal Risks:		CNI Intermediate Fixed Income Fund – Principal Risks:
•	General Market Risk	•	General Market Risk
•	Market Risk of Fixed Income Securities	•	Market Risk of Fixed Income Securities
•	Management Risk	•	Management Risk
•	High Yield (“Junk”) Bond Risk	•	Credit Risk
•	Credit Risk	•	Liquidity Risk
•	Liquidity Risk	•	Prepayment Risk
		•	Extension Risk
		•	Litigation Proceeds Purchase Contract Risk
		•	Defensive Instrument Risk

For more information on each Rochdale Portfolio’s and CNI Fund’s principal risks, see “ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS,” below.

Fees and Expenses.

Shareholder Fees (fees paid directly from your investment)	Rochdale Intermediate Fixed Income Portfolio	Class N Shares of the CNI Intermediate Fixed Income Fund (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 45 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses:	0.47%	0.36%*
– Shareholder Service Fees	--	0.25%
– Other Fund Expenses	0.47%	0.11%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Fund Operating Expenses	1.12%	1.01%
Fee Recoupment	0.01%	0.00%
Net Fund Operating Expenses	1.13%	1.01%

*”Other Expenses” are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Rochdale Portfolio and CNI Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Rochdale Intermediate Fixed Income Portfolio	$114	$356	$617	$1,363
Class N Shares of the CNI Intermediate Fixed Income Fund (Pro Forma)	$103	$322	$558	$1,236

Performance.  The following performance information indicates some of the risks of investing in the Rochdale Intermediate Fixed Income Portfolio.  This performance history will be adopted as the performance history of the CNI Intermediate Fixed Income Fund as a result of the Reorganization. The bar chart provides some indication of the risks of investing in the Rochdale Intermediate Fixed Income Portfolio by showing how the Rochdale Intermediate Fixed Income Portfolio’s total return has varied for annual periods through December 31, 2012.  Following the bar chart is the Rochdale Intermediate Fixed Income Portfolio’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Rochdale Intermediate Fixed Income Portfolio’s average return over time compared with broad-based market indices.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.rochdale.com.

	Quarterly Return	Quarter Ended
Highest	4.68%	3/31/2001
Lowest	-4.07%	9/30/2008

Average Annual Total Return as of December 31, 2012
	1 Year	5 Years	Ten Years
Rochdale Intermediate Fixed Income Portfolio
Return Before Taxes	7.99%	4.41%	4.11%
Return After Taxes on Distributions	6.72%	3.02%	2.57%
Return After Taxes on Distributions and Sale of Fund Shares	5.24%	2.96%	2.61%
Barclays Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%
Lipper Intermediate Investment Grade Category Average	6.80%	5.89%	4.96%

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

ROCHDALE FIXED INCOME OPPORTUNITIES PORTFOLIO/CNI FIXED INCOME OPPORTUNITIES PORTFOLIO

Investment Objective, Principal Investment Strategies and Principal Risks.

Rochdale Fixed Income Opportunities Portfolio – Investment Objectives:	CNI Fixed Income Opportunities Fund – Investment Objectives:
Seeks a high level of current income.	Seeks a high level of current income.

Rochdale Fixed Income Opportunities Portfolio – Principal Investment Strategies:	CNI Fixed Income Opportunities Fund – Principal Investment Strategies:
Under normal conditions, the Rochdale Portfolio will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed or floating rate income securities (including, for this purpose, cash and cash equivalents).
Under normal conditions, the CNI Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities.
To achieve its objective, the Rochdale Portfolio will invest its net assets across a spectrum of income yielding securities.  The Rochdale Portfolio’s primary focus will be to seek investment opportunities in high yield securities and fixed and floating rate loans made to U. S. and foreign borrowers.  Such investments may include both corporate and municipal issuers.  In addition, the Rochdale Portfolio may invest in domestic and foreign corporate bonds including convertible bonds, emerging market high yield bonds, asset backed securities, bank loans and alternative fixed income securities or “hybrid instruments.”   Some of these instruments are considered derivative investments.

The Fund will invest in both fixed rate and floating rate fixed income securities.  The CNI Fund seeks to invest its net assets across a spectrum of income yielding securities and primarily focuses on investments in high yield bonds (commonly known as “junk” bonds) issued by corporate and municipal issuers, in fixed and floating rate loans made to U. S. and foreign borrowers, and in domestic and foreign corporate bonds consisting primarily of asset backed securities and bank loans.

Other derivative instruments, such as futures contracts, option on futures contracts and swaps may also be used in an effort to achieve the Rochdale Portfolio’s objectives, to provide exposure to the fixed income market pending direct investment or for hedging purposes.
The CNI Fund has no corresponding policy as part of its principal investment strategies.
The Rochdale Portfolio may also invest in other income producing securities including, but not limited to, preferred stocks, high dividend paying stocks, and, securities issued by other investment companies (including exchange traded funds (“ETFs”) and money market funds), and money market instruments when, in the judgment of the Adviser or the relevant Sub-Adviser, such investments are consistent with the Rochdale Portfolio’s overall objectives.

The CNI Fund also invests in other income-producing securities consisting of preferred stocks, high dividend paying stocks, securities issued by other investment companies (including exchange traded funds (“ETFs”) and money market funds), and money market instruments.

A substantial portion of the Rochdale Portfolio’s assets may be held in instruments (sometimes referred to as “high yield” or “junk bonds”) that are rated below investment grade by either Moody’s Investor Service or Standard & Poor’s Ratings Service or in comparable unrated securities.

Up to 100% of the CNI Fund’s assets may be held in instruments that are rated below investment grade by either S&P Ratings Group (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or in unrated securities determined by Rochdale Investment Management, LLC (the “Adviser”), the CNI Fund’s investment adviser, or one of the Fund’s sub-advisers, to be of equal quality.

The Rochdale Portfolio is authorized to invest in income producing securities and other instruments without regard to the maturity of any instrument or the average maturity or duration of the Rochdale Portfolio as a whole.
The CNI Fund may invest in income producing securities and other instruments without regard to the maturity of any instrument or the average maturity or duration of the CNI Fund as a whole.

The security selection process includes an analysis of the issuer’s financial condition, business product strength, competitive position and management experience.  Once purchased, investments are monitored for changes in their fundamentals and in industry conditions.  Nevertheless, the Rochdale Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Rochdale Portfolio’s objectives, the credit quality meets the Adviser’s fundamental criteria, valuation is attractive, and industry trends remain favorable.

In selecting the CNI Fund’s investments, the Adviser, or the relevant sub-adviser analyzes an issuer’s financial condition, business product strength, competitive position and management experiences.  The CNI Fund may continue to own a security as long as the dividend or interest yields satisfy the CNI Fund’s objectives, the credit quality meets the Adviser’s or sub-adviser’s fundamental criteria, and the Adviser or sub-adviser believes the valuation is attractive, and industry trends remain favorable.

The Rochdale Portfolio has no corresponding policy as part of its principal investment strategies.
The CNI Fund’s foreign investments include those in emerging market countries.  For purposes of determining an issuer’s location, the Fund generally looks to the issuer’s country of incorporation or the country where the issuer does a preponderance of its business.

Rochdale Fixed Income Opportunities Portfolio – Principal Risks:		CNI Fixed Income Opportunities Fund – Principal Risks:
•	General Market Risk	•	General Market Risk
•	Market Risk of Fixed Income Securities	•	Market Risk of Fixed Income Securities
•	Management Risk	•	Market Risk of Equity Securities
•	High Yield (“Junk”) Bond Risk	•	Management Risk
•	Credit Risk	•	Credit Risk
•	Liquidity Risk	•	Liquidity Risk
•	Derivatives Risk	•	Foreign Securities Risk
•	Foreign Securities Risk	•	Emerging Markets Risk
•	Market Sector/Industry Risk	•	Financial Industry Risk
•	Volatility Risk	•	Volatility Risk
		•	High Yield (“Junk”) Bond Risk
		•	Risk of Investing in Other Investment Companies
		•	ETF Risk
		•	Defensive Instrument Risk

For more information on each Rochdale Portfolio’s and CNI Fund’s principal risks, see “ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS,” below.

Fees and Expenses.

Shareholder Fees (fees paid directly from your investment)	Rochdale Fixed Income Opportunities Portfolio	Class N Shares of the CNI Fixed Income Opportunities Fund (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 45 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses:	0.37%	0.36%*
– Shareholder Service Fees	--	0.25%
– Other Fund Expenses	0.37%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.03%*
Total Fund Operating Expenses	1.13%	1.14%

*”Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Rochdale Portfolio and CNI Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Rochdale Fixed Income Opportunities Portfolio	$115	$359	$622	$1,374
Class N Shares of the CNI Fixed Income Opportunities Fund (Pro Forma)	$114	$356	$617	$1,363

Performance.  The following performance information indicates some of the risks of investing in the Rochdale Fixed Income Opportunities Portfolio.  This performance history will be adopted as the performance history of the CNI Fixed Income Opportunities Fund as a result of the Reorganization. The bar chart provides some indication of the risks of investing in the Rochdale Fixed Income Opportunities Portfolio by showing how the Portfolio’s total return has varied for annual periods through December 31, 2012.  Following the bar chart is the Rochdale Fixed Income Opportunities Portfolio’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Portfolio’s average return over time compared with broad-based market indices which have been selected to reflect the market sectors in which the Rochdale Fixed Income Opportunities Portfolio invests.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.rochdale.com.

	Quarterly Return	Quarter Ended
Highest	4.96%	9/30/2010
Lowest	-3.94%	9/30/2011

Average Annual Total Return as of December 31, 2012		Since Inception
	1 Year	(7/1/2009)
Rochdale Fixed Income Opportunities Portfolio
Return Before Taxes	10.70%	9.25%
Return After Taxes on Distributions	8.36%	6.92%
Return After Taxes on Distributions and Sale of Fund Shares	6.95%	6.58%
CSFB Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	4.78%	6.91%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	6.44%
Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.81%	16.22%
Lipper High Current Yield Category Average	14.65%	N/A

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

ROCHDALE EMERGING MARKETS PORTFOLIO/CNI EMERGING MARKETS FUND

Investment Objective, Principal Investment Strategies and Principal Risks.

Rochdale Emerging Markets Portfolio – Investment Objectives:	CNI Emerging Markets Fund – Investment Objectives:
Seeks to provide long-term capital appreciation.	Seeks to provide long-term capital appreciation.

Rochdale Emerging Markets Portfolio – Principal Investment Strategies:	CNI Emerging Markets Fund – Principal Investment Strategies:
Under normal market conditions, we will invest at least 80% of the Rochdale Portfolio’s assets, plus any borrowings for investment purposes, in the equity or fixed income securities (including common stock, preferred stock, convertible securities and corporate bonds) of companies that are operating principally in emerging market countries.

Under normal market conditions, the CNI Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies that are operating principally in emerging market countries.  The CNI Fund’s investments in equity securities consist primarily of common stock, preferred stock and warrants.  The CNI Fund’s foreign investments consist primarily of foreign local shares, which are denominated in local currencies.

The Rochdale Portfolio normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

The  CNI Fund considers a company to be operating principally in an emerging market if (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) the security is included in the MSCI Emerging Markets Index.

An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index, which measures the equity market performance of developed markets.

The CNI Fund considers a country to be an emerging market country if it has been determined by an international organization, such as the World Bank, to have a low to middle income economy, or it is not included in the MSCI World Index, which measures the equity market performance of developed markets.

When determining the principality of operations in emerging markets of a company, the Adviser will generally follow the MSCI Emerging Markets Index, but may consider several factors when a security is either not included in the Index, or when we believe the characteristics of the security make it appropriate for inclusion in the Rochdale Portfolio regardless of its inclusion in a particular index.  For example, the Adviser may consider a company’s country of incorporation, inclusion in a particular index, primary exchange, geographic locations of assets, and geographic sources of revenue.  Certain securities may have characteristics that make them suitable as both an emerging market and a developed market security.  Securities from the Asia-Pacific region, Eastern Europe, or Central or South America may be purchased by the Rochdale Portfolio regardless of their classification or inclusion in an index.
The CNI Fund has no corresponding policy as part of its principal investment strategies.

While the Rochdale Portfolio may invest its assets in companies from any emerging market country, it is expected to focus its investments in Asia.
Under normal market conditions, the CNI Fund intends to invest in a number of emerging market countries.  While the CNI Fund may invest its assets in companies from any emerging market country, it expects to focus its investments in Asia.

The Rochdale Portfolio may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country.  The Rochdale Portfolio may also invest up to 20% of its assets in domestic and developed market debt securities or cash, or the investment equivalent.  The Adviser does not expect to restrict the Rochdale Portfolio’s investments to certain regions, countries or industries.  The Rochdale Portfolio may invest a large percentage of its assets in just a few sectors, or just a few regions or just a few emerging market countries.

The CNI Fund does not limit its investments to certain countries or industries.  The CNI Fund may invest a large percentage of its assets in just a few sectors, just a few regions or just a few emerging market countries.  The CNI Fund may invest up to 20% of its assets in cash or its investment equivalent.

The Rochdale Portfolio is non-diversified meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.	The CNI Fund is non-diversified which means that it may invest a greater amount of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund.
The Rochdale Portfolio may invest a large percentage of its assets in a few sectors, including the financial sector.	Please see two paragraphs above.
The Rochdale Portfolio may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more emerging market companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but maybe called different names by issuers).
The CNI Fund has no corresponding policy as part of its principal investment strategies.
Some of these companies, although smaller by U. S. standards, might rank among the largest in their countries by market capitalization.
The CNI Fund may invest in securities of companies of any capitalization size.  Certain companies, although small by U. S. standards, might rank among the largest in their respective countries by market capitalization.

Up to 30% of the Rochdale Portfolio may be invested in high yield bonds (sometimes referred to as “junk”) issued by emerging markets companies.  A substantial portion of the Rochdale Portfolio’s fixed income assets may be held in instruments (sometimes referred to as “high yield” or “junk bonds”) that are rated below investment grade by either Moody’s Investor Service or Standard & Poor’s Ratings Service or in comparable unrated securities.  The Rochdale Portfolio is authorized to invest in income producing securities and other instruments without regard to the maturity of any instrument or the average maturity or duration of the Rochdale Portfolio as a whole.
The CNI Fund has no corresponding policy as part of its principal investment strategies.
The Rochdale Portfolio intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable.  The Rochdale Portfolio may also invest in derivative instruments, such as futures contracts, options on futures contracts, alternative or “hybrid” instruments and swaps may also be used in an effort to achieve the Rochdale Portfolio’s objectives, to provide exposure to the fixed income market pending direct investment, for hedging purposes, to increase or decrease the Rochdale Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Rochdale Portfolio related to an investment or currency exposure, and to earn income and enhance returns.  The Rochdale Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and while there is no express limitation on the Rochdale Portfolio’s use of these securities, it is not anticipated that derivatives will be used other than on a limited basis.
The CNI Fund has no corresponding policy as part of its principal investment strategies.

The Rochdale Portfolio may at times also sell securities short and/or use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by the Adviser to meet the Rochdale Portfolio’s investment objective.  While there is no express limitation on the Rochdale Portfolio’s use of these securities, it is not anticipated that they will be used other than on a limited basis.
The CNI Fund has no corresponding policy as part of its principal investment strategies.
Illiquid investments can be up to 15% of the Rochdale Portfolio value at the time of investment.	Illiquid investments may comprise up to 15% of the CNI Fund’s value at the time of investment.
The Adviser employs a macro analytical process focused on identifying long-term growth opportunities.  The Adviser’s approach seeks to identify investment themes with the objective of capitalizing on them within foreign emerging markets.  To select specific companies, we use a two-step process.  The first is a financial factor analysis to identify potential companies from a large universe followed by more specific fundamental analysis to identify individual companies that we believe meet our investment objectives.  The Adviser seeks to invest in companies with consumer driven demand above average revenue and earnings growth potential that are well managed, have a unique or improving market position and possess competitive advantages.  The Adviser assesses the relationship between our estimate of a company’s sustainable growth and earnings prospects and its stock price to determine which companies qualify for investment.  The Adviser utilizes multiple valuation metrics to establish price targets.  The Adviser expects to travel outside of the U. S. to visit companies and expect to meet with their top management.

In selecting the CNI Fund’s investments, the Adviser employs a proprietary macro analytical process focused on identifying long-term growth opportunities.  The Adviser seeks to identify and capitalize on investment themes in foreign emerging markets.  To select specific companies, the Adviser first performs a financial factor analysis to identify potential companies from a large universe, followed by more specific fundamental analysis to identify individual companies that the Adviser believes meet its investment objectives.  The Adviser seeks to invest in companies with consumer driven demand, above average revenue and earnings growth potential that it believes are well managed, have a unique or improving market position and possess competitive advantages.  The Adviser assesses the relationship between its estimate of a company’s sustainable growth and earnings prospects and its stock price to determine which companies qualify for investment.  The Adviser utilizes multiple valuation metrics to establish price targets.

The Rochdale Portfolio has no corresponding policy as part of its principal investment strategies.
The CNI Fund may continue to own a security as long as the dividend or interest yields satisfy the CNI Fund’s objectives, the credit quality meets the Adviser’s fundamental criteria and the Adviser believes valuation is attractive and industry trends remain favorable.

To the extent that the Rochdale Portfolio seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly owned, collective investment vehicle (the “Subsidiary”), registered with and regulated by the Mauritius Financial Services Commission.  The Subsidiary was formed for the purpose of facilitating the Rochdale Portfolio’s purchase of securities of a wide selection of Indian companies, consistent with the Rochdale Portfolio’s investment strategies.  Investing through the Subsidiary is intended to provide the Rochdale Portfolio with a tax efficient method of investing indirectly in Indian companies.  The Subsidiary will seek to maintain residency in Mauritius to avail itself of a beneficial income tax treaty between Mauritius and India.

To the extent that the CNI Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly owned, collective investment vehicle (the “Subsidiary”), registered with and regulated by the Mauritius Financial Services Commission.  The Subsidiary was formed for the purpose of facilitating the CNI Fund’s purchase of securities of a wide selection of Indian companies in a tax efficient manner, consistent with the CNI Fund’s investment strategies.  The Subsidiary will seek to maintain residency in Mauritius to avail itself of a beneficial income tax treaty between Mauritius and India.

Rochdale Emerging Markets Portfolio – Principal Risks:		CNI Emerging Markets Portfolio – Principal Risks:
•	General Market Risk	•	General Market Risk
•	Management Risk	•	Market Risk of Equity Securities
•	Equity Market Risk	•	Management Risk
•	Foreign Securities Risk	•	Foreign Securities Risk
•	Foreign Currency Risk	•	Foreign Currency Risk
•	Emerging Markets Risk	•	Emerging Markets Risk
•	Non-Diversification Risk	•	Non-Diversification Risk
•	Derivatives Risk	•	Short Sales Risk
•	Small and Medium Size Companies Risk	•	Small and Medium Size Companies Risk
•	Growth Stock Risk	•	Growth Stock Risk
•	Sector Weightings Risk	•	Sector Weightings Risk
•	High Yield (“Junk”) Bond Risk	•	Defensive Instrument Risk
•	Financial Sector Risk	•	Mauritius Investment Risk
•	Political and Economic Risk
•	Regulatory Risk
•	Credit Risk
•	Interest Rate Risk
•	Mauritius Investment Risk

For more information on each Rochdale Portfolio’s and CNI Fund’s principal risks, see “ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS,” below.

Fees and Expenses.

Shareholder Fees (fees paid directly from your investment)	Rochdale Emerging Markets Portfolio	Class N Shares of the CNI Emerging Markets Fund (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 45 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses:	0.69%	0.36%*
– Shareholder Service Fees	-	0.25%
– Other Fund Expenses	0.69%	0.11%
Acquired Fund Fees and Expenses	0.02%	0.08%*
Total Fund Operating Expenses	1.96%	1.69%
Fee Recoupment	0.03%	0.00%
Net Fund Operating Expenses	1.99%	1.69%

*”Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Rochdale Portfolio and CNI Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Rochdale Emerging Markets Portfolio	$199	$615	$1,057	$2,285
Class N Shares of the CNI Emerging Markets Fund (Pro Forma)	$166	$514	$887	$1,933

Performance.  The following performance information indicates some of the risks of investing in the Rochdale Emerging Markets Portfolio.  This performance history will be adopted as the performance history of the CNI Emerging Markets Fund as a result of the Reorganization. The bar chart provides some indication of the risks of investing in the Rochdale Emerging Markets Portfolio by showing how the Portfolio’s total return has varied for annual periods through December 31, 2012.  Following the bar chart is the Rochdale Emerging Markets Portfolio’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Portfolio’s average return over time compared with broad-based market indices which have been selected to reflect the market sectors in which the Rochdale Emerging Markets Portfolio invests.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.rochdale.com.

	Quarterly Return	Quarter Ended
Highest	13.57%	3/31/2012
Lowest	-6.03%	6/30/2012

Average Annual Total Return as of December 31, 2012		Since Inception
	1 Year	(12/15/2011)
Rochdale Emerging Markets Portfolio
Return Before Taxes	27.87%	27.84%
Return After Taxes on Distributions	27.87%	27.84%
Return After Taxes on Distributions and Sale of Fund Shares	18.12%	23.68%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.22%	18.92%
MSCI Emerging Markets Asia Index (reflects no deduction for fees, expenses or taxes)	20.83%	20.45%
Lipper Emerging Markets Category Average	18.21%	N/A

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

ADDITIONAL INFORMATION ABOUT THE ADVISER

Rochdale Investment Management LLC is the investment adviser to each of the Rochdale Portfolios and each of the CNI Funds.  The Adviser is located at 570 Lexington Avenue, New York, New York, 10022-6837.

The Adviser is a wholly owned subsidiary of City National, a federally chartered commercial bank founded in the early 1950s, with approximately $6 billion in assets under management as of September 30, 2012.  City National is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company.  City National has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 50 years.  City National currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations.  As of September 30, 2012, City National and its affiliates had approximately $57 billion in assets under administration, which includes $38 billion in assets under management.

Subject to the oversight of the respective Boards of Trustees, the Adviser has complete discretion as to the purchase and sale of investments for the Rochdale Portfolios, and will have such complete investment discretion with respect to the CNI Funds, consistent with each fund’s investment objective, policies and restrictions.

The Adviser is responsible for the evaluation, selection and monitoring of the sub-advisers of the Rochdale Fixed Income Opportunities Portfolio and will have the same responsibilities with respect to the CNI Fixed Income Opportunities Fund.  The Adviser selects sub-advisers based on a variety of factors, including investment style, performance record and the characteristics of each sub-adviser’s typical investments.  The Adviser is responsible for allocating the assets among the sub-advisers in accordance with their specific investment styles.  Allocations may vary between zero and one hundred percent of this fund’s assets at any given time.

The sub-advisers manage their respective portions of the Rochdale Fixed Income Opportunities Portfolio’s investments and are responsible for making all investment decisions and placing orders to purchase and sell securities for their portions of the Portfolio.  The sub-advisers will have the same duties and responsibilities with respect to the CNI Fixed Income Opportunities Fund.  Subject to the oversight of the Adviser and the respective Boards of Trustees, each sub-adviser has complete discretion as to the purchase and sale of investments for its portion of this fund consistent with the fund’s investment objective, policies and restrictions.

The Adviser received a fee from each Rochdale Portfolio for its investment management services at the annual rates set forth in the table below for the fiscal year ended December 31, 2012.  Each annual rate is stated as a percentage of the average annual net assets of the Portfolio.  These fees reflect fee waivers or reimbursements of fees waived by the Adviser in prior years.  With respect to the Rochdale Fixed Income Opportunities Portfolio, the sub-advisers are compensated out of the investment management fees paid to the Adviser.

Rochdale Dividend & Income Portfolio	0.65%
Rochdale Intermediate Fixed Income Portfolio	0.40%
Rochdale Fixed Income Opportunities Portfolio	0.50%
Rochdale Emerging Markets Portfolio	1.00%

Under the terms of its investment advisory agreement with the CNI Charter Funds, the Adviser will be entitled to receive a fee from each CNI Fund for its investment management services at the annual rates set forth in the table below.  Each annual rate is stated as a percentage of the average annual net assets of the Fund.  With respect to the CNI Fixed Income Opportunities Fund, the sub-advisers will be compensated out of the investment management fees paid to the Adviser.

CNI Dividend & Income Fund	0.50%
CNI Intermediate Fixed Income Fund	0.40%
CNI Fixed Income Opportunities Fund	0.50%
CNI Emerging Markets Fund	1.00%

As a result of an operating expense limitation agreement between the Adviser and the Trust with respect to the Rochdale Portfolios, the Adviser was effectively paid the amounts set forth below for the fiscal year ended December 31, 2012:

Dividend & Income Portfolio	[0.65]%
Intermediate Fixed Income Portfolio	[0.40]%
Fixed Income Opportunities Portfolio	[0.50]%
Emerging Markets Portfolio	[1.00]%

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of the Class N Shares of each of the CNI Funds at or below the levels set forth in the table below.  The Adviser intends to continue this voluntary arrangement at least through June 2014.  Any fee reductions or reimbursements may be repaid to the Adviser within three years after they occur if such repayments can be achieved within a CNI Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

Dividend & Income Fund	1.11%
Intermediate Fixed Income Fund	1.01%
Fixed Income Opportunities Fund	1.09%
Emerging Markets Fund	1.61%

A discussion regarding the basis for the Rochdale Board’s approval of the Rochdale Portfolios’ investment advisory agreement with the Adviser is available in the Rochdale Portfolios’ Semi-Annual Report for the fiscal period ended June 30, 2012.  A discussion regarding the basis for the CNI Board’s approval of the CNI Funds’ investment advisory agreement with the Adviser will be available in the CNI Funds’ Semi-Annual Report for the fiscal period ended June 30, 2013.

SUB-ADVISERS AND PORTFOLIO MANAGERS

Following is certain information about the individuals employed by the Adviser or the relevant sub-adviser who are primarily responsible for the day-to-day management of each fund’s investment portfolio (the “Portfolio Managers”), if any, and in the case of the Rochdale Fixed Income Opportunities Portfolio and CNI Fixed Income Opportunities Fund, certain information about the sub-advisers.

Rochdale Dividend & Income Portfolio / CNI Dividend & Income Fund.  Garrett R. D’Alessandro and David J. Abella are Portfolio Managers for the Rochdale Dividend & Income Portfolio and David J. Abella is the Portfolio Manager for the CNI Dividend & Income Fund.

Garrett R. D’Alessandro is the Adviser’s President and Chief Executive Officer.  He joined the Adviser in 1986.  Mr. D’Alessandro, a Chartered Financial Analyst, holds an M.B.A. in Finance from the Stern School of Business at New York University.

David J. Abella is a Senior Portfolio Manager with the Adviser.  He joined the Adviser in 1996.  During the past five years, Mr. Abella has been in charge of research for dividend and income strategy at the Adviser.  Mr. Abella, a Chartered Financial Analyst, holds an A.B. in economics with high distinction and an M.B.A. in Finance, with distinction, from the University of Michigan.

Rochdale Intermediate Fixed Income Portfolio / CNI Intermediate Fixed Income Fund.  Carl Acebes and Garrett R. D’Alessandro are Portfolio Managers for both the Rochdale Intermediate Fixed Income Portfolio and the CNI Intermediate Fixed Income Fund.

Carl Acebes has been the Adviser’s Chairman since its founding in 1986.  Mr. Acebes studied Engineering at Cornell University and Economics at Columbia University.

Information about Mr. D’Alessandro’s background and experience is provided above under “Rochdale Dividend & Income Portfolio / CNI Dividend & Income Fund.”

Rochdale Fixed Income Opportunities Portfolio / CNI Fixed Income Opportunities Fund.  Carl Acebes and Garrett R. D’Alessandro are Portfolio Managers for both the Rochdale Fixed Income Opportunities Portfolio and the CNI Fixed Income Opportunities Fund.

Information about Mr. Acebes’ and Mr. D’Alessandro’s background and experience is provided above under “Rochdale Dividend & Income Portfolio / CNI Dividend & Income Fund” and “Rochdale Intermediate Fixed Income Portfolio / CNI Intermediate Fixed Income Fund.”

Sub-Advisers.

Seix Investment Advisors LLC.  Seix investment Advisers LLC (“Seix”) began operating in 2008 as a registered investment adviser and is a wholly-owned subsidiary of RidgeWorth Capital Management, Inc., an investment adviser registered with the Securities and Exchange Commission.  Its predecessor, Seix Investment Advisers, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined RidgeWorth (formerly known as Trusco Capital Management, Inc.) as a fixed income investment management division.  Seix is headquartered at 10 Mountainview Road, Suite C-200, Upper Saddle River, New Jersey, 07458.  As of December 31, 2012, Seix managed assets of $[   ] billion.  For its services to each of the Rochdale Fixed Income Opportunities Portfolio and the CNI Fixed Income Opportunities Fund, Seix is entitled to receive from the Adviser, and not from either fund, a fee of 0.40% of the value of that portion of such fund’s assets that may, from time-to-time be allocated to Seix.

George Goudelias has primary responsibility for day-to-day investment decisions with respect to Seix’s portion of each of the Rochdale Fixed Income Opportunities Portfolio and the CNI Fixed Income Opportunities Fund.  Mr. Goudelias is a Senior Portfolio Manager and Head of the Bank Loan Group and has been with Seix or its predecessor since 2001.  Prior to joining Seix he was a Senior High Yield Research Analyst at J.P. Morgan Securities.  Mr. Goudelias holds a B.S. degree in Finance and Accounting and an M.B.A. degree in Finance from New York University.

Federated Investment Management Company.  Federated Investment Management Company (“Federated”) is a wholly-owned subsidiary of Federated Investors, Inc., which through its advisory subsidiaries managed assets of approximately $364.1 billion as of September 30, 2012.  Federated Advisory Services Company (“FASC”), an affiliate of Federated, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to Federated.  The fee for such services is paid by Federated and not by the funds.  Both Federated and FASC are headquartered at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.  For its services to each of the Rochdale Fixed Income Opportunities Portfolio and the CNI Fixed Income Opportunities Fund, Federated is entitled to receive from the Adviser, and not from either fund, a fee of 0.40% of the value of that portion of such fund’s assets that may, from time-to-time be allocated to Federated.

Mark E. Durbiano has primary responsibility for day-to-day investment decisions with respect to Federated’s portion of each of the Rochdale Fixed Income Opportunities Portfolio and the CNI Fixed Income Opportunities Fund.  Mr. Durbiano is a Senior Vice President, Senior Portfolio Manager and Head of Federated’s Domestic High Yield Group, and has been during the past five years.  He has been with Federated since 1982.  Mr. Durbiano, a Chartered Financial Analyst, holds a B.A. from Dickinson College and an M.B.A. from the University of Pittsburgh.

GML Capital LLP.  GML Capital LLP (“GML”) is a limited liability partnership organized under the laws of England & Wales.  As of December 31, 2012, GML had approximately $[   ] million in assets under management or advisory mandates.  GML is located at The Met Building, 22 Percy Street, London W1T 2BU, United Kingdom and is ultimately owned by Stefan Pinter and Theodore Stohner.  For its services to each of the Rochdale Fixed Income Opportunities Portfolio and the CNI Fixed Income Opportunities Fund, GML is entitled to receive from the Adviser, and not from either fund, a fee of 0.50% of the value of that portion of such fund’s assets that may, from time-to-time be allocated to GML.

Stefan Pinter, Theodore Stohner and Maxim Matveev have primary responsibility for the day-to-day investment decisions with respect to GML’s portion of each of the Rochdale Fixed Income Opportunities Portfolio and the CNI Fixed Income Opportunities Fund.  Mr. Pinter has been Chief Executive Officer and Chief Investment Officer of GML since November 2006 and is responsible for GML’s investment advisory and management activities.  Before joining GML in 1990, Mr. Pinter was Vice President - Capital Markets for Kidder, Peabody International Limited in London.  Mr. Pinter received his Bachelor of Arts degree in Economics cum laude from Harvard University in 1983.

Mr. Stohner is a founding member of GML.  Prior to joining GML in 1994, Mr. Stohner was an Associate - Trading and Analytics for LTS Finance, Moscow.  Mr. Stohner has a B.S. in Economics from Wharton School at the University of Pennsylvania.

Mr. Matveev is a Portfolio Manager for GML.  Prior to joining GML in 2005, Mr. Matveev was a Credit Trader at Absa Bank (part of Barclays Bank Group) responsible for a proprietary trading book of high yield European and emerging market credits.  Mr. Matveev is a Chartered Financial Analyst and completed a BSc in Business Administration with concentration on Finance and Accounting at Richmond College in London, an MSc in International Securities, Investment and Banking in ISMA Centre, University of Reading and an Executive MBA (Distinction) from Cass Business School, London.

Discussions regarding the bases for the Rochdale Board‘s approvals of the sub-advisory agreements with Seix, Federated and GML are available in the Rochdale Portfolios’ Semi-Annual Report for the fiscal period ended June 30, 2012.  Discussions regarding the bases for the CNI Board’s approval of the sub-advisory agreements will be available in the CNI Funds’ Semi-Annual Report for the fiscal period ended June 30, 2013.

Emerging Markets Fund.  Garrett R. D’Alessandro and Anindya Chatterjee are Portfolio Managers for both the Rochdale Emerging Markets Portfolio and the CNI Emerging Markets Fund and they manage each fund as a team.

Information about Mr. D’Alessandro’s background and experience is provided above under “Rochdale Dividend & Income Portfolio / CNI Dividend & Income Fund.”

Anindya Chatterjee joined the Adviser in 2011 as a Senior Portfolio Manager.  Prior to joining Rochdale, Mr. Chatterjee was most recently employed as President at IIFL, Inc. beginning in 2009, where he worked with U. S. institutional investors and was responsible for the research sales of IIFL.  Prior to IIFL, from 2006 until 2008, Mr. Chatterjee served as a Managing Director and Head of Emerging Markets Asia Research at Jefferies & Company.  Mr. Chatterjee also served as Chief Strategy Officer of American Oriental Bioengineering in 2008.  He earned his Master of Arts in Economics and Finance from Tulane University.  He also holds an MA in Economics from University of Delhi and an MS in Electronic Commerce from Claremont Graduate University.

All Funds.  Under current law, the appointment of a new sub-adviser generally would require the approval of a fund’s shareholders.  Such shareholder approval is required for appointment of a sub-adviser to any of the Rochdale Portfolios.  However, the CNI Charter Funds have received an exemptive order from the SEC which permits the Adviser, subject to certain conditions required by the SEC, to retain an unaffiliated sub-adviser, or terminate or replace a sub-adviser to any of the CNI Funds, with the approval of the CNI Board but without obtaining shareholder approval.  Shareholders of a CNI Fund will be notified of any change in any such sub-advisers and be provided with information regarding any new sub-adviser.  This exemption does not apply to any sub-adviser affiliated with the Adviser.  Before a CNI Fund may rely on the exemptive order, a majority of the CNI Fund’s outstanding voting securities must approve the management of the CNI Fund pursuant to the order.   A vote to approve the Reorganization will also constitute a vote to manage the CNI Funds pursuant to the order.

The order from the SEC granting this exemption benefits shareholders by enabling the CNI Funds to operate in a less costly and more efficient manner than would otherwise be the case.  The Adviser has the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement.  The Adviser may also terminate any sub-adviser and assume direct responsibility for the portfolio management of that CNI Fund with the approval of the CNI Board without obtaining shareholder approval.

COMPARISON OF INVESTMENT LIMITATIONS

In addition to the objectives and policies described above, each Rochdale Portfolio and CNI Fund is subject to certain investment limitations.  More complete information about the funds may be found in each fund’s Prospectus and Statement of Additional Information, as they may be amended and/or supplemented, which set forth in full the investment objectives, policies and limitations of each Rochdale Portfolio and CNI Fund.  With two exceptions, related to borrowing and the purchase or sale of real estate, or commodities or commodity contracts, the fundamental and non-fundamental limitations of each Rochdale Portfolio and CNI Fund are identical.  The CNI Funds’ policy with respect to these investments provides more clarification, but is not a substantive change from the Rochdale Portfolios’ policy.  The Rochdale Portfolios’ and CNI Funds’ fundamental limitations with respect toborrowing and  the purchase or sale of real estate, or commodities or commodity contracts are as follows:

Rochdale Portfolios:	CNI Funds:
A Portfolio may not purchase or sell real estate, or commodities or commodity contracts, except that a Portfolio may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options.

No Fund may purchase or sell real estate, or commodities or commodity contracts, except that a Fund may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options and securities which are secured by real estate and securities of companies which invest or deal in real estate, such as real estate investment trusts (REITs).

The following restriction applies to each Portfolio except for the Fixed Income Opportunities Portfolio:

No Fund may (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of total assets (at the lower of cost or fair market value; any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no investments may be made while any borrowings  are in excess of 5% of total assets);  (b) Mortgage, pledge, or hypothecate any of its assets except in connection with any such borrowings.

The following restriction applies to the Fixed Income Opportunities Portfolio only:

(a) The Portfolio will not borrow money, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Portfolio may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations; (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

No Fund may (a) Borrow money, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that a Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations; or (b) mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings described in (a).

ADDITIONAL INFORMATION ABOUT DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Rochdale Portfolios.  The Trust and RIM Securities, LLC, an affiliate of the Adviser, are parties to a distribution agreement under which RIM Securities, LLC acts as principal underwriter and distributor for the Trust’s shares.

The Trust has adopted a plan of distribution (“Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, each of the Rochdale Portfolios may pay fees of up to 0.25% of such Rochdale Portfolio’s average daily net assets in connection with the sale and distribution of its shares and/or for services provided to its shareholders.  Because these fees are paid out of a Rochdale Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  Fees paid pursuant to the Plan are taken into account when computing the amounts that the Advisor is obligated to reimburse the respective Rochdale Portfolios pursuant to the Operating Expenses Limitation Agreement currently in effect for each of the Rochdale Portfolios.

The Rochdale Portfolios do not impose any front-end or contingent deferred sales loads.

In addition to payments made by the Rochdale Portfolios for distribution and shareholder servicing, the Advisor may pay out of its own assets, and at no cost to the Rochdale Portfolios, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Rochdale Portfolios or for services to the Rochdale Portfolios and their shareholders.

In return for these payments, the Rochdale Portfolios may receive certain marketing or servicing advantages including, without limitation, inclusion of the Rochdale Portfolios on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Rochdale Portfolios on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services.  Additionally, the Rochdale Portfolios and their shareholders may also receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Rochdale Portfolio’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Rochdale Portfolios’ Adviser for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both.  Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

CNI Funds.  SEI Investments Distribution Co. (the “Distributor”) serves as the CNI Funds’ distributor pursuant to a distribution agreement with the CNI Funds.

The CNI Funds have adopted plans for their Class N Shares under Rule 12b-1 of the 1940 Act.  The plans allow the CNI Funds to pay to the Distributor distribution fees of 0.25% of average daily net assets for the sale and distribution of their Class N shares.  The Distributor pays some or all of such distribution fees to broker-dealers and other financial intermediaries (primarily City National and its affiliates) as compensation for providing distribution-related services.  Because the distribution fees are paid out of the CNI Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it.  Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual

The CNI Funds’ Class N Shares do not impose any front-end or contingent deferred sales loads.

The CNI Funds are subject to shareholder service agreements that allow each CNI Fund to pay fees of 0.25% of its average daily net assets for non-distribution services provided to shareholders of such CNI Fund.  Because these fees are paid out of the CNI Funds’ assets, over time these fees will increase the cost of your investment.

In addition to payments made by the CNI Funds for distribution and shareholder servicing, the Adviser may pay out of its own assets, and at no cost to the CNI Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the CNI Funds or for services to the CNI Funds and their shareholders.

In return for these payments, the CNI Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the CNI Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the CNI Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services.  Additionally, the CNI Funds and their shareholders may also receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a CNI Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Adviser for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both.  Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

The following highlights and compares the purchase, redemption, and exchange policies and procedures of the Rochdale Portfolios and the CNI Funds.  For a more complete discussion of each fund’s purchase, redemption, and exchange policies and procedures, please see the applicable section of that fund’s Prospectus.

The price of shares of both the Rochdale Portfolios and the CNI Funds is based on the next calculation of Net Asset Value (“NAV”) after an investor’s order is placed.  Any purchase orders properly placed prior to the close of business on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day.

Policy/Procedure:	Rochdale Portfolios:	CNI Funds:
Investment Minimums Regular Accounts Retirement Accounts
Initial/Additional/Minimum Balance
$1,000/$100*/$250
$500/$100*/$250
* Automatic Investment Plan purchases may be made for as little as $25.
Your financial intermediary, including Rochdale Investment Management, may impose total account minimums in excess of the individual Portfolio minimum.  The minimum investment requirements may be waived from time to time at the Adviser’s discretion.
The CNI Funds have no Investment Minimums.
Purchases:
To prevent check fraud, the Transfer Agent will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Postdated checks, postdated on-line bill pay checks, or any conditional order or payment will not be accepted.  If your payment is returned for any reason, a $25 fee will be assessed against your account.  You also will be responsible for any losses suffered by the Portfolios as a result.

Investors may purchase additional shares of the Portfolios by calling 1-866-209-1967.  If elected on your account application, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase must be a minimum of $100.

To prevent check fraud, the Transfer Agent will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Postdated checks, postdated on-line bill pay checks, or any conditional order or payment will not be accepted.  If your payment is returned for any reason, a $25 fee will be assessed against your account.

Investors may purchase additional shares of the Funds by calling 1-866-209-1967.  If elected on your account application, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase must be a minimum of $100.

Redemptions:
You may sell (redeem) your Portfolio shares on any day the Portfolios and the New York Stock Exchange (“NYSE”) are open for business through your financial representative.  Payment of your redemption proceeds will be made promptly, but not later than seven days after receipt of your written request in proper form.

The Portfolios have the right to pay redemption proceeds in whole or in part by a distribution of securities from its Portfolio.  It is not expected that the Portfolios would do so except in unusual circumstances.

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business.  Payment of your redemption proceeds will be made promptly, but not later than seven days after receipt of your written request in proper form.  If you purchased Fund shares through an Authorized Institution, you may sell your shares only through that Authorized Institution.

The Funds generally pay sale (redemption) proceeds in cash.  However, under conditions where cash redemptions are detrimental to a Fund and its shareholders (e.g., the amount you are redeeming is large enough to affect a Fund’s operation), the Fund reserves the right to make redemptions in readily marketable securities rather than cash (a “redemption in kind”).

Exchanges:
You may exchange your Portfolio shares (minimum of $100) for shares of any other Rochdale Portfolio on any day the Portfolios and the NYSE are open for business.  Requests to exchange shares are processed at the NAV next calculated after receipt of your request in proper form.  An exchange is treated as a sale of shares and may result in a gain or loss for income tax purposes.  You may exchange your shares by contacting your financial representative.  Additionally, you may exchange your shares either by mail or by contacting the Transfer Agent at 1-866-209-1967 from 9:00 a.m. to 8:00 p.m. Eastern Time.

You may exchange your Fund shares for shares of any other Fund offered by this Prospectus on any day the Funds and the NYSE are open for business.  Requests to exchange shares are processed at the NAV next calculated after receipt of your request in proper form.  An exchange is treated as a sale of shares and may result in a gain or loss for income tax purposes.  You may exchange your shares by contacting your Authorized Institution.  Additionally, you may exchange your shares either by mail or by contacting the Transfer Agent at 1-866-209-1967 from 9:00 a.m. to 8:00 p.m. Eastern Time.

Redemption Fees	The Portfolios do not charge a redemption fee.	The Funds do not charge a redemption fee.
Small Accounts:
Each Portfolio may redeem the shares in your account if the value of your account is less than $250 as a result of redemptions or exchanges you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified in writing that the value of your account is less than $250 before the Portfolio makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $250 before the Portfolio takes any action.

Each Fund may redeem the shares in your account if the value of your account is less than $250 as a result of redemptions or exchanges you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified in writing that the value of your account is less than $250 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $250 before the Fund takes any action.

In-Kind Redemptions:
Each Portfolio has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of Portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold.
The CNI Funds have no redemption in-kind policy..
Dividends and Distributions:
The Rochdale Dividend & Income Portfolio, Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio will distribute dividends quarterly and capital gains, if any, annually.

The Rochdale Emerging Markets Portfolio will distribute dividends and capital gains, if any, annually, usually on or about December 15th.

Except for the fact that CNI Funds has a different fiscal year end than the Rochdale Portfolios, which may impact the timing of dividend and distribution payments, the dividend and distribution policies are substantially the same.

Following their fiscal year end (September 30), the CNI Funds may make additional distributions to avoid the imposition of a tax.

Frequent Trading:
The Trust has adopted policies and procedures that, together with procedures followed by the Transfer Agent and principal underwriter, are designed to monitor and detect abusive short term trading practices.  In accordance with these policies, the Trust may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the Portfolio or otherwise not be in the Portfolio’s interests, including transactions deemed to represent excessive trading, at any time.

The Trust works with financial intermediaries to discourage abusive short term trading practices, and has entered into agreements with them to provide information regarding and, where practicable, impose restrictions on such trading.  There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients

The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  The Funds discourage short-term or other excessive trading (such as market timing) into and out of the Funds because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses.  The Funds do not accommodate frequent purchases and redemptions of Fund shares and reserve the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase or purchase portion of any exchange order, including transactions representing excessive trading and, as applicable, transactions accepted by any shareholder’s financial intermediary.

The Transfer Agent has procedures in place designed to detect and prevent market timing activity.  The Adviser also participates in the enforcement of the Funds’ market timing prevention policy by monitoring transaction activity in the Funds.  The Adviser and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of a Fund (a “round trip”) within 30 days, multiple round trips within several months, and four exchanges per quarter.  These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent excessive trading, there is no guarantee that the Funds or their transfer agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations.

In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries.  However, the Funds do attempt to review excessive trading at the omnibus level and work with each intermediary in enforcing the Funds’ policies and procedures if suspicious activity is detected.  In addition, the Distributor has received assurances from each financial intermediary which sells shares of the Funds that it has procedures in place to monitor for excessive trading.  If the Funds or their service providers find what they believe may be market timing activity in an omnibus account with respect to the Funds, they will contact management of the Funds, who will review the activity and determine what action, if any, the Funds will take.  Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase or exchange orders with respect to shareholders found to be engaging in such activity.  There are no assurances that the Funds or their service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies.  If you invest in the Funds through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Securities Valuations:
The price of each Portfolio’s shares is the Portfolio’s NAV and is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day (“Business Day”) that the NYSE is open.  Each Portfolio’s NAV per share is determined by calculating the total value of the Portfolio’s assets, subtracting its liabilities and dividing by the number of shares outstanding.

We calculate the Fund’s NAV once each day as of the close of trading on the NYSE.  The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.  NAV for one share of a class of a Fund is the value of that share’s portion of the net assets (i.e., assets less liabilities) attributable to that class of that Fund.  We calculate the NAV of each class of each Fund by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class.  We base the value of the investments of each Fund on their market values, usually the last price reported for each security before the close of the market that day.

Fair Valuation:
Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are subject to fair value procedures adopted by the Funds’ Board.  The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.  Events that may materially affect the value of portfolio securities include events affecting specific issuers (e.g., a halt in trading of the securities of an issuer on an exchange during the trading day or a company report or announcement regarding earnings or a merger) or events affecting securities markets generally (e.g., market volatility, including a substantial upward or downward movement of the U. S. markets, economic or political news or a natural disaster).

Prices for equity securities held by the Rochdale Emerging Markets Fund and traded primarily on foreign markets may be adjusted to reflect events that occur between the close of those markets and the Fund’s determination of net asset value.  Both the latest transaction prices and adjustments are furnished by an independent pricing service, subject to supervision by the Rochdale Board, which has delegated this responsibility to the Funds’ pricing committee, subject to the Rochdale Board’s review and supervision.

If market prices are not readily available, or considered by the manager to be unreliable, fair value prices may be determined by the CNI Funds’ Fair Value Committee.  The Fair Value Committee in good faith uses methods approved by and under the ultimate supervision of the Board of Trustees.  For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before a CNI Fund calculates its NAV, the Fair Value Committee will determine the security’s fair value.  In determining the fair value of a security, the Fair Value Committee will consider the Adviser’s (or the relevant sub-adviser’s) valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  Any CNI Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  There can be no assurances that a CNI Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that Fund determines its net asset value.  The Board of Trustees reviews all fair value determinations.

Please note that when calculating the value of the CNI Funds’ shares with respect to the Reorganizations, the NAV of a CNI Fund’s shares will be determined in accordance with the procedures described in the CNI Fund’s Prospectus and Statement of Additional Information, and in accordance with the CNI Fund’s valuation procedures.  While the valuation procedures and pricing services used by the CNI Funds are comparable in many respects to those used by the Rochdale Portfolios, differences may result in individual securities having different values at the valuation time than was used to calculate the net asset value of an applicable Rochdale Portfolio prior to such time.  As a result, the dollar value of a Rochdale Portfolio shareholder’s investment may be different after the applicable Reorganization than it was before.  Because the fixed-income securities held by the CNI Funds are typically priced at the bid price and the fixed-income securities of the Rochdale Portfolios are typically priced at the mean of the bid and the ask prices, the net asset value of the CNI Intermediate Fixed Income Fund is expected to be positively impacted at the time of the Reorganization, although it is possible this could not occur.  In addition, the CNI Funds and the Rochdale Portfolios use different vendors, but similar methodologies, to assist in the fair value pricing of foreign securities held by the Funds, which may positively or adversely impact the net asset value of certain of the funds at the time of the Reorganization, although it is possible the differences will have no impact.

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS

Principal Risks of the Funds.  Below is information concerning the Principal Investment Risks associated with the Rochdale Portfolios and the CNI Funds you will receive in the Reorganization.

We cannot guarantee that any Fund’s investment objective will be achieved.  You can find additional information about the securities and investment techniques used by the Rochdale Portfolios and the CNI Funds in their respective Prospectuses and Statements of Additional Information.

General Market Risk (All Rochdale Portfolios and CNI Funds) – The market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.  Additionally, the prices of securities in which a Fund invests are affected by the economy.  The value of a Fund’s investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.  A specific discussion of market risks affecting both the equity and bond markets follows.

Equity Market Risk (Rochdale Dividend & Income Portfolio and Emerging Markets Portfolio / CNI Dividend & Income Fund and Emerging Markets Fund) – By investing directly or indirectly in stocks, a Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market.  In addition, a Fund’s principal market segment may underperform other segments or the market as a whole.  The value of your investment in a Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of the issuer may be limited.  Preferred stock typically has “preference” over common stock in the payment of distributions and the liquidation of a company’s assets, but is subordinated to bonds and other debt instruments.  In addition, preferred stock holders generally do not have voting rights with respect to the issuing company.

Fixed Income Market Risk (Rochdale Dividend & Income Portfolio, Intermediate Fixed Income Portfolio and Fixed Income Opportunities Portfolio / CNI Intermediate Fixed Income Fund and Fixed Income Opportunities Fund) – By investing directly or indirectly in fixed income securities, a Fund may expose you to declines in a holding’s value.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.  This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.  Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.

Management Risk (All Rochdale Portfolios and CNI Funds).   The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform the fixed income or equity markets, as applicable, or similar funds

Small and Medium-Size Company Risk (Rochdale Dividend & Income Portfolio and Emerging Markets Portfolio / CNI Dividend & Income Fund and Emerging Markets Fund) – Investing in securities of small- and mid-capitalization companies involves greater risk than investing in larger companies, because smaller companies can be subject to more abrupt or erratic share price changes than can larger companies.  Smaller companies typically have more limited product lines, markets, or financial resources than larger companies, and their management may be dependent on a limited number of key individuals.  Small companies may have limited market liquidity, and their prices may be more volatile.  These risks are greater when investing in the securities of newer small companies.  As a result, small company stocks, and therefore a Fund, may fluctuate significantly more in value than will larger company stocks and mutual funds that focus on them.

Foreign Securities Risk (Rochdale Dividend & Income Portfolio, Fixed Income Opportunities Portfolio and Emerging Markets Portfolio / CNI Fixed Income Opportunities Fund and Emerging Markets Fund) – The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies.  Some of these risks include: (1) unfavorable changes in currency exchange rates, (2) economic and political instability, (3) less publicly available information, (4) less strict auditing and financial reporting requirements, (5) less governmental supervision and regulation of securities markets, (6) higher transaction costs, and (7) greater possibility of not being able to sell securities on a timely basis.

Emerging Markets Risk (Rochdale Emerging Markets Portfolio / CNI Fixed Income Opportunities Fund and Emerging Markets Fund) – Investments in emerging market countries are subject to all of the risks of foreign investing generally and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	Less social, political and economic stability;
•	Smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility;
•	Unpredictable changes in national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	Less transparent and established taxation policies;
•	Less developed regulatory or legal structures governing private and foreign investments or allowing for judicial redress for injury to private property;
•	Less familiarity with a capital market structure or market-oriented economy and more widespread corruption and fraud;
•	Inadequate limited and untimely financial reporting;
•	Less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts;
•	Risk of government seizure of assets;
•	Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.;
•	Greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions;
•	Higher rates of inflation and more rapid and extreme fluctuations in inflation rates;
•	Greater sensitivity to interest rate changes;
•	Fraudulent activities of management;
•	Smaller, more volatile and less liquid securities markets;
•	Increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls;
•	Greater debt burdens relative to the size of the economy;
•	More delays in settling portfolio transactions and heightened risk of loss from shareholder registration and custody practices;
•	Less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of the above factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Foreign Currency Risk (Rochdale Emerging Markets Portfolio / CNI Emerging Markets Fund) – The Fund’s direct or indirect investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.  The Fund may invest in foreign currencies to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the ability of the Adviser to predict movements in exchange rates. Some countries in which the Fund may directly or indirectly invest may have fixed or managed currencies that are not freely convertible at market rates into the U.S. Dollar. Certain currencies may not be internationally traded. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Short Sales Risk (CNI Emerging Markets Fund) – Short sales occur when the Fund borrows a security from a broker and sells it with the understanding that it must later be bought back and returned to the broker.  The Fund would incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  When a short sale security is illiquid, a replacement for the borrowed security can be difficult to find and may have an elevated price.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

Real Estate Investment Trust (“REIT”) Risk (Rochdale Dividend & Income Portfolio / CNI Dividend & Income Fund) – Investments in REITs will subject the Fund to various risks.  The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.  REITs often invest in highly leveraged properties.  The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

REITs can be classified as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They may also realize gains or losses from the sale of properties.  Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties.  They are paid interest by the owners of the financed properties.  Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates.  Hybrid REITs invest both in real property and in mortgages.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

REITs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses.

Qualification as a REIT under the Internal Revenue Code of 1986 (the “Code”) in any particular year involves a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT.  An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the long-term capital gains character of such gains earned by the entity.  If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates currently applicable to qualified dividends under the Code for taxable years beginning before January 1, 2013.  The Fund’s investments in REITs may include an additional risk to shareholders in that some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital.  Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero.  To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain.

Investments in Other Investment Companies (CNI Fixed Income Opportunities Fund) – The Fund invests in shares of other investment companies, including open-end investment companies or “mutual funds” and closed-end investment companies.  The Fund will bear a pro-rata portion of the operating expenses of any such company.

Among the kinds of investment companies in which the Fund may invest are exchange-traded funds, such as the iShares Trust and iShares, Inc. (“iShares”).  Such exchange-traded funds or “ETFs” are designed to replicate the performance of a stock market index or a group of indices in a particular country or region and may provide an efficient means of achieving the Fund’s holdings in the designated geographic sector.

Investments in ETFs are subject to market risk and liquidity risk as well as tracking risk, which is the risk that an ETF will not be able to replicate the performance of the index it tracks.  The total return generated by the underlying securities held by an ETF will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other expenses of the ETF.  Additionally, certain securities comprising the indices tracked by the exchange-traded funds may, from time-to-time, be temporarily unavailable.

Liquidity Risk (Rochdale Dividend & Income Portfolio, Intermediate Fixed Income Portfolio and Fixed Income Opportunity Portfolio / CNI Intermediate Fixed Income Fund and Fixed Income Opportunity Fund) – Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, which may prevent a Fund from selling particular securities at the price at which the Fund values them.  The market for illiquid securities is more volatile than the market for liquid securities and it may be more difficult to obtain accurate valuations for a Fund’s illiquid investments.  Some senior loans are not as easily purchased or sold as publicly-traded securities due to restrictions on transfers in loan agreements and the nature of the private syndication of senior loans. As a result, some senior loans are illiquid, which means that a Fund’s ability to sell such instruments at an acceptable price may be limited when it wants to do so in order to generate cash or avoid losses.  Highly leveraged senior loans (or senior loans in default) also may be less liquid than other senior loans.  If a Fund voluntarily or involuntarily sold those types of senior loans, it might not receive the full value it expected.

Credit Risk (All Rochdale Portfolios / CNI Intermediate Fixed Income Fund and Fixed Income Opportunity Fund) – The value of fixed income securities will fall if interest rates rise.  Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities.  Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring a Fund to replace a particular loan with another, lower-yield security.  The senior loans in which a Fund invests have floating or adjustable interest rates. For this reason the values of senior loans may fluctuate less than the value of fixed-rate debt securities.  However, the interest rate of some senior loans adjust only periodically.  Between the times that interest rates on senior loans adjust, the interest rates on those senior loans may not correlate to prevailing interest rates.  This will affect the value of the loans and may cause the net asset values of a Fund’s shares to fluctuate.

In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed income securities held by a Fund.  Credit risk relates to the ability of the borrower that has entered into a senior loan or the issuer of a debt security to make interest and principal payments on the loan or security as they become due. If the borrower or issuer fails to meet its obligations (e.g., to pay principal and interest when due) the net asset value of a Fund’s shares might be reduced.  A downgrade in an issuer’s credit rating or other adverse news about an issuer can reduce the value of that issuer’s securities. A Fund’s investments in senior loans and other debt securities, particularly those below investment grade, are subject to risks of default.  Where instruments held by a Fund are collateralized, the underlying lenders may have difficulty liquidating the collateral or enforcing their rights under the terms of the loan agreement and related documents if a borrower defaults or collateral may be insufficient or set aside by a court.  The Funds are also exposed to credit risk to the extent they use over-the-counter derivatives (such as swap contracts) or they engage to a significant extent in the lending of Fund securities or the use of repurchase agreements.

High Yield Bond Risk (All Rochdale Portfolios / CNI Fixed Income Opportunities Fund) –  Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield securities.  These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.  High yield securities are generally subject to greater market, credit, liquidity and interest rate risks than higher quality securities.  Such securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies.  This means that they may have more difficulty making scheduled payments of principal and interest.  Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

Prepayment Risk (CNI Intermediate Fixed Income Fund) - The principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time.  As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates.  As a result of prepayments, in periods of declining interest rates a Fund may be required to reinvest its assets in securities with lower interest rates.  In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension Risk (CNI Intermediate Fixed Income Fund) - Rising interest rates can cause the average maturity of a Fund’s holdings of mortgage-backed or other pass-through securities to lengthen unexpectedly due to a drop in prepayments.  This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities. Extending the average life of a mortgage-backed or other pass-through security increases the risk of depreciation due to future increases in market interest rates.  For these reasons, mortgage-backed and other pass-through securities may be less effective than other types of U.S. Government securities as a means of “locking in” interest rates.

Litigation Proceeds Purchase Contracts Risk (CNI Intermediate Fixed Income Fund) – The owner of a litigation proceeds purchase contract is entitled to receive a specified sum of money when and if a claimant (which term means an individual who has filed a lawsuit, is entitled to file a lawsuit, or has settled a lawsuit) and/or the claimant’s attorney collects on the claim upon which the lawsuit is based.  If no amounts are ever collected by the claimant or the claimant’s attorney in connection with the claim, no amount will be owed under the litigation proceeds purchase contract.  The various transactions and legal processes involved in the origination, transfer and servicing of litigation proceeds purchase contracts occur in the context of a highly regulated legal environment.  Relevant laws and regulations are subject to constant change.  Law and professional regulation (including ethics regulations) associated with acquiring or otherwise taking a financial position or commercial interest with respect to a lawsuit is particularly complex and uncertain.  Various jurisdictions prohibit or restrict purchasing claims from claimants, assigning certain kinds of claims, and/or participating in a lawyer’s contingent fee interests (including ethical rules against sharing fees with lawyers and non-lawyers).  In addition, some jurisdictions do not have a specific law in place validating the legality of litigation proceeds purchase contracts.  This lack of legislation or regulation provides the opportunity for new legislation or regulation to be introduced which may make impermissible or otherwise limit the ability to make such advances within the state.  Although the Adviser believes that any such new law would likely not be applied retroactively to currently existing contracts, there can be no guaranty that retroactive application will not be attempted.

Although applicable eligibility criteria require that the pool of contracts underlying the Fund’s investments include only contracts involving claims where the adverse party is insured by a financially viable insurance company or is itself a self-insured company with a specified credit rating, there remains a possibility that the adverse party and/or its insurer could become insolvent and seek protection under the federal bankruptcy or state insolvency laws.  Such action could delay or reduce the payments under the contracts, which in turn, could delay or reduce the principal and interest payments, thus negatively affecting the value of the Litigation Advance Notes.  Additionally, there is no guarantee that the underlying cases will settle or resolve within the expected time period, or that litigation will not be prolonged, thereby creating the possibility of significant delay in the receipt of payments, which in turn, could delay or reduce the principal and interest payments on the Litigation Advance Notes.

Ultimately, the ability of the Litigation Advance Notes to provide the level of income anticipated is substantially dependent on whether or not the claims to which the underlying contracts relate are favorably resolved and therefore produce the financial results expected within the expected time frame.  Assessing the values, strengths and weaknesses of a case is complex and the outcome is not certain.  The Adviser, although it has participated in establishing the selection criteria for the underlying contracts, is relying on the limited information and documentation relating to those underlying contracts.  Case selection is a subjective process and there is no guarantee that the cases will provide the anticipated payouts.  Moreover, successful resolution of underlying claims is dependent on the ability of the lawyers representing the claimants to prosecute claims with due skill and care.  If they are not able to do this, or do not do this for other reasons, it is likely to have a material adverse effect on the underlying contracts, potentially preventing the issuer from making payments on the Litigation Advance Notes.  Neither the issuer nor the Adviser has the right to control or influence the management, prosecution, disposition or settlement of a claimant’s case.  Should any claim be dropped or if a lawsuit fails to be filed, or is dismissed for any reason, whether substantive or procedural, there would be no proceeds from the related litigation proceeds purchase contract, even if the claimant is able to initiate the claim again in another jurisdiction and does in fact ultimately settle or prevail in that other jurisdiction.

Risks of Financial Services Investments (Rochdale Emerging Markets Portfolio / CNI Fixed Income Opportunities Fund and Emerging Markets Fund) – Financial institutions are subject to extensive government regulation.  This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.  In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board.  These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans.  Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.  The financial difficulties of borrowers can negatively impact the industry to the extent that borrowers may not be able to repay loans made by financial institutions.

Risks of Investment through Mauritius (Rochdale Emerging Markets Portfolio / CNI Emerging Markets Fund) – The Emerging Markets Fund currently intends to invest indirectly in securities of Indian companies through the Subsidiary, an entity formed in the Republic of Mauritius that will also be managed by the Adviser.  The Subsidiary has elected to be disregarded as an entity separate from the Emerging Markets Fund for United States federal income tax purposes.  The Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities.  The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty.  The Subsidiary has received a Tax Residence Certificate from the Mauritian Commissioner of Income Tax.

In 2004, India reduced from 10% to zero the tax rate on long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid.  The Fund can take advantage of this zero tax rate through its investments through the Subsidiary.  The Indian tax rate on short-term capital gains is currently 15%.  The primary tax advantage of investing through the Subsidiary and relying on the India-Mauritius treaty is the elimination of the 15% Indian tax on short-term capital gains.  Any change in the provisions of this treaty, in its applicability to the Fund or the Subsidiary, or in the requirements established by Mauritius to qualify as a Mauritius resident, could result in the imposition of various taxes on the Fund by India, which could reduce the return to the Fund on its investments.  Recently, amendments to the treaty have been proposed.  If enacted in their proposed form, these or any other changes to the treaty, Indian or Mauritian tax laws, or the manner in which the treaty and such laws are applied to the Fund or the Subsidiary, might have an adverse tax effect on the Fund and its shareholders, possibly with retroactive effect.

Defensive Instrument Risk (All CNI Funds) - During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

Dividend Tax Treatment Risk (Rochdale Dividend & Income Portfolio / CNI Dividend & Income Fund) - No assurance can be given as to what percentage of the distributions paid on common shares, if any, will consist of tax advantaged qualified dividend income or long term capital gains or what the tax rates on various types of income will be in future years.  The favorable federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time and is currently scheduled to expire for tax years beginning after December 31, 2012.  In addition, it may be difficult to obtain information regarding whether distributions by non U.S. entities should be regarded as qualified dividend income.

Derivatives Risk (Rochdale Fixed Income Opportunities Portfolio and Emerging Markets Portfolio) - The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments.  The value of derivative instruments may rise or fall more rapidly than other investments.  The use of certain derivative investments may create leverage, which can increase both the potential return on investment and the potential that a portfolio may lose more than the original amount invested in the derivative instrument.  Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to a portfolio.  Since the value of derivative instruments is based on the value of the underlying assets, instruments or references, use of these instruments involves a risk that they will be improperly valued.  Hedging strategies using derivatives also involve the risk that changes in the derivative instruments may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.

Market Sector/Industry Risk (Rochdale Fixed Income Opportunities Portfolio) – The performance of funds that make substantial investments in securities issued by financial institutions may be more susceptible to developments in the sectors in which the fund is more heavily invested.

Interest Rate Risk (All Rochdale Portfolios) –  Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall.  This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities,  Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.

Volatility Risk (Rochdale Fixed Income Opportunities Portfolio / CNI Fixed Income Opportunities Fund) – Funds which invest in income securities of a speculative nature may fluctuate in price more than other bond and income funds.

Non-Diversification Risk (Rochdale Emerging Markets Portfolio / CNI Emerging Markets Fund) – An investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the fund.  Further, an adverse return for a single issuer may have a greater effect on overall fund performance in a non-diversified fund.

Growth Stock Risk (Rochdale Emerging Markets Portfolio / CNI Emerging Markets Fund) – Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.  This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

Sector Weightings Risk (Rochdale Emerging Markets Portfolio / CNI Emerging Markets Fund) – Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.  For example, as of January 15, 2013, the Fund invested a large percentage of its assets in the financial and consumer discretionary sectors.  The financial sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.  The success of consumer product manufacturers and retailers is tied closely to the performance of the overall international economy, interest rates, competition and consumer confidence. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Political and Economic Risk (Rochdale Emerging Markets Portfolio) – Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a fund’s assets from that country. In addition, the economies or emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Regulatory Risk (Rochdale Emerging Markets Portfolio) – There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Non-Principal Investment Strategies and Related Risks of the Funds.  The following risks of the Funds referred to below are related to non-principal investment strategies of those Funds. These risks are in addition to the principal risks of the Funds discussed above.

Sector Concentration (All Funds) – From time to time a Fund may invest a significant portion of its total assets in various industries in one or more sectors of the economy. To the extent a Fund’s assets are invested in a sector of the economy, the Fund will be subject to market and economic factors affecting companies in that sector.

Portfolio Turnover (All Funds) – Each Fund will sell a security when its portfolio managers believe it is appropriate to do so, regardless of how long a Fund has owned that security. Buying and selling securities generally involves some expense to a Fund, such as commissions paid to brokers and other transaction costs. By selling a security, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Fund’s annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, a Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of a Fund share than the transaction cost to achieve it. Increased brokerage costs may adversely affect a Fund’s performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high.

INFORMATION RELATING TO VOTING MATTERS

General Information.  This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Trust’s Board of Trustees in connection with the Meeting.  It is expected that the solicitation of proxies will be primarily by mail.  Officers and service contractors of the Trust may also solicit proxies by telephone, telegraph, facsimile or personal interview.  Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

Only shareholders of record at the close of business on January 11, 2013 will be entitled to vote at the Meeting.  On that date there were outstanding and entitled to be voted:

Rochdale Portfolio:	Shares Outstanding on January 11, 2013:
Rochdale Dividend & Income Portfolio
Rochdale Intermediate Fixed Income Portfolio
Rochdale Fixed Income Opportunities Portfolio
Rochdale Emerging Markets Portfolio

Each share or fraction thereof is entitled to one vote or fraction thereof, and all shares will vote separately by Rochdale Portfolio.

The Trust and CNI Charter Funds have been advised by the Adviser that the shares of each Rochdale Portfolio over which the Adviser or its affiliates have voting power will, wherever possible, be voted in accordance with instructions received from beneficial owners or fiduciaries of such accounts who are not related to the Adviser or its affiliates.  As to employee benefit plans, the Adviser may vote such shares in accordance with the recommendation of an independent fiduciary.  Where the Adviser is required to vote Rochdale Portfolio shares, it will vote them in the same proportions as the shares of all other voting shareholders of each respective Rochdale Portfolio were actually voted.

If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof.  For information on adjournment of the meeting, see “Quorum,” below.

Shareholder and Board Approvals.  The Reorganization Agreement (and the transactions contemplated thereby), is being submitted for approval at the Meeting by the holders of a majority of the outstanding shares of each Rochdale Portfolio in accordance with the provisions of the Trust’s Declaration of Trust, and the requirements of the 1940 Act.  The term “majority of the outstanding shares” of a Rochdale Portfolio as used herein means more than 50% of the outstanding shares of such Rochdale Portfolio.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting.  On the Reorganization proposal abstentions and broker non-votes will be considered to be a vote against the Reorganization Agreement.

The approval of the Reorganization Agreement by shareholders of CNI Charter Funds is not being solicited because their approval or consent is not legally required.

On January 11, 2013, the name, address and percentage of ownership of each person who owned of record, or is known by the Rochdale Portfolios to own beneficially, 5% or more of any shares of the Rochdale Portfolios is listed below.  Prior to the Reorganization, the CNI Funds will have only nominal assets.  Accordingly, the persons who own of record, or are known by the Rochdale Portfolios to own beneficially, 5% or more of any shares of the Rochdale Portfolios will not materially change upon consummation of the Reorganization.

Rochdale Portfolio:	Number of Shares held on Record Date:	Percentage of Rochdale Portfolio Owned on Record Date:
Rochdale Dividend & Income Portfolio
Rochdale Intermediate Fixed Income Portfolio
Rochdale Fixed Income Opportunities Portfolio
Rochdale Emerging Markets Portfolio

On January 11, 2013, the trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Rochdale Portfolios.  On January 11, 2013, no shares of the corresponding CNI Funds were outstanding.

Appraisal Rights.  Shareholders are not entitled to any rights of share appraisal under the Trust’s Declaration of Trust, or under the laws of the state of Delaware, in connection with the Reorganization.  Shareholders have, however, the right to redeem their Rochdale Portfolio shares at net asset value until the effective time of the Reorganization, and thereafter shareholders may redeem from CNI Funds the Class N Shares acquired by them in the Reorganization at net asset value.

Quorum.  In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy.  If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Reorganization Agreement, in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposals against any adjournment.  A shareholder vote may be taken with respect to one or more Rochdale Portfolios prior to any such adjournment if sufficient votes have been received for approval with respect to any such Rochdale Portfolio.  A quorum is constituted with respect to a Rochdale Portfolio by the presence in person or by proxy of the holders of more than 40% of the outstanding shares of the Rochdale Portfolio entitled to vote at the Meeting.  Rochdale Portfolio proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Meeting for the purposes of determining the existence of a quorum for the transaction of business.

Annual Meetings.  CNI Charter Funds does not presently intend to hold annual meetings of shareholders for the election of trustees and other business unless and until such time as less than a majority of the trustees holding office have been elected by the shareholders, at which time the trustees then in office will call a shareholders’ meeting for the election of trustees.  The CNI Funds Board has called a meeting of shareholders of the CNI Funds, to be held March __, 2013, for the purpose of re-electing four of the five current members of the CNI Funds Board (the fifth member of the CNI Funds Board expects to rretire at the conclusion of the meeting) and considering the election of several new members to the CNI Funds Board (including two of the current trustees of the Trust) for various terms of office, effective with the closing of the Reorganization.  Shareholders have the right to call a meeting of shareholders to consider the removal of one or more trustees or for other matters and such meetings will be called when requested in writing by the holders of record of 10% or more of CNI Charter Funds’ outstanding shares of beneficial interest.  To the extent required by law, CNI Charter Funds will assist in shareholder communications on such matters.

ADDITIONAL INFORMATION ABOUT CNI CHARTER FUNDS

Information about the CNI Funds is included in the Prospectus accompanying this Prospectus/Proxy Statement, which is incorporated by reference herein.  Additional information about the CNI Funds is included in their Statement of Additional Information dated _____, 2013 which has been filed with the SEC.  Copies of the Statement of Additional Information may be obtained without charge by writing to CNI Charter Funds at 400 North Roxbury Drive, Beverly Hills, California, 90210, by calling CNI Charter Funds at 1-888-889-0799, or on the CNI Charter Funds’ website, www.cnicharterfunds.com.  CNI Charter Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the SEC.  These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 233 Broadway, New York, New York, 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604.  Some of these items are also available on the Internet at www.sec.gov.

ADDITIONAL INFORMATION ABOUT THE TRUST

Information about the Trust is incorporated herein by reference from its Prospectus dated April 13, 2012, as revised through April 23, 2012 and Statement of Additional Information, dated April 13, 2012, as revised through April 23, 2012, copies of which may be obtained without charge by writing or calling the Trust at the address and telephone number shown on the cover page of this Prospectus/Proxy Statement or on the Internet at www.rochdale.com.  Reports and other information filed by the Trust can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 233 Broadway, New York, New York, 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604.  Some of these items are also available on the Internet at www.sec.gov.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES

Please advise the Trust at 1-800-245-9888 whether other persons are beneficial owners of the Rochdale Portfolio shares for which proxies are being solicited and, if so, the number of copies of the Prospectus/Proxy Statement needed to supply copies to the beneficial owners.

DELIVERY OF PROSPECTUS/PROXY STATEMENT

The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders.  This process, which is commonly referred to as “householding,” potentially means extra convenience for shareholders and cost savings for companies.  If, at any time, you no longer wish to participate in “householding” and would prefer to receive a separate proxy statement, please notify the Trust or direct a written request to the Trust at 570 Lexington Avenue, New York, New York 10022-6837 or by calling toll-free 1-800-245-9888.  Shareholders who currently receive multiple copies of the prospectus/proxy statement at their address and would like to request “householding” of their communications should contact the Trust directly.

LITIGATION

Neither the Trust nor CNI Charter Funds is involved in any litigation or proceeding that is believed likely to have any material adverse financial effect upon the ability of the Adviser to provide investment advisory services or any material adverse effect upon either the Rochdale Portfolios or the CNI Funds.

FINANCIAL STATEMENTS

The financial highlights and financial statements for the Rochdale Portfolios for the fiscal period ended December 31, 2011, are contained in Rochdale’s Annual Report to Shareholders and in Rochdale’s Prospectus and Statement of Additional Information dated April 13, 2012, as revised through April 23, 2012, each of which is incorporated by reference into this Prospectus/Proxy Statement.  Financial statements for the fiscal period ended June 30, 2012 are contained in Rochdale’s Semi-Annual Report to Shareholders dated June 30, 2012, which is also incorporated by reference into this Prospectus/Proxy Statement.  The CNI Funds did not conduct investment operations during this period.

The audited financial statements of the Rochdale Portfolios for the fiscal period ended December 31, 2011, contained in Rochdale’s Annual Report and incorporated by reference in this Prospectus/Proxy Statement have been incorporated herein in reliance on the report of Tait Weller & Baker LLP, independent registered public accountants, given upon the authority of such firm as experts in accounting and auditing.

OTHER BUSINESS

The Trust’s Board knows of no other business to be brought before the Meeting.  However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Trust in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-800-245-9888.

*        *        *

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE.  NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board of Trustees,

Secretary

New York, New York
February 20, 2013

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) made as of January ___, 2013 between CNI Charter Funds, a Delaware business trust (“CNI”) on behalf of each of its series identified below as an Acquiring Fund, and Rochdale Investment Trust, a Delaware statutory trust (“Rochdale”) on behalf of each of its series identified below as an Acquired Fund.

WHEREAS, the parties intend that  all of the assets and liabilities of four (4) series of Rochdale investment portfolios be transferred to, and be acquired and assumed by four (4) series of new CNI portfolios, each new CNI portfolio having a substantially identical name to the corresponding acquired Rochdale portfolio, in exchange for Class N Shares of beneficial interest (the “Acquiring Fund Shares”) of such corresponding new CNI portfolios; following which the Acquiring Fund Shares shall be distributed by the corresponding acquired Rochdale portfolio, to the holders of shares in such Rochdale portfolio, all as described in this Agreement (collectively the “Reorganizations” and each a “Reorganization”);

WHEREAS, the parties intend that the CNI Dividend & Income Fund, CNI Intermediate Fixed Income Fund, CNI Fixed Income Opportunities Fund and CNI Emerging Markets Fund (each, an “Acquiring Fund”) will each have nominal assets and liabilities before the Reorganizations and will continue the investment operations of the Rochdale Dividend & Income Portfolio, Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio and Rochdale Emerging Markets Portfolio (each, an “Acquired Fund”) respectively, after the Reorganizations;

WHEREAS, the parties intend that this Agreement be treated as if each Reorganization between an Acquiring Fund and the corresponding Acquired Fund were the subject of a separate agreement, that the transfer of assets, assumption of liabilities, and distribution of the Acquiring Fund Shares of each Acquiring Fund be treated as a tax-free reorganization under Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and that this Agreement be treated as four (4) separate plans of reorganization;

WHEREAS, this Agreement is intended to be treated as four (4) separate plans of reorganization within the meaning of Code Section 368 and the Treasury Regulations promulgated thereunder, and each Reorganization will consist of (i) the transfer of  all of the assets of the Acquired Fund to the corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares in the corresponding Acquiring Fund and assumption by the corresponding Acquiring Fund of all liabilities of the Acquired Fund; and (ii) the pro-rata distribution of the Acquiring Fund Shares in the corresponding Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund; and

WHEREAS, the parties intend that in connection with the Reorganizations, each of the Acquired Funds shall be terminated and Rochdale shall be terminated under state law and deregistered as described in this Agreement.

NOW, THEREFORE, in consideration of the mutual covenants and agreements hereinafter set forth and subject to the terms and conditions hereof, and intending to be legally bound hereby, CNI and Rochdale agree as follows:

I.	Transfer of Assets.

1.01.           At the Effective Time (as defined in Article VIII) of each Reorganization, all property of every description, and all interests, rights, privileges and powers of each Acquired Fund (such assets, the “Assets”) shall be transferred and conveyed by each such Acquired Fund to the corresponding Acquiring Fund, and the corresponding Acquiring Fund shall assume all liabilities, whether accrued, absolute, contingent or otherwise, of each such Acquired Fund (the “Liabilities”), so that at and after the Effective Time of the Reorganization with respect to such Acquired Fund:  (i) the Assets of each such Acquired Fund shall become and be the assets of its corresponding Acquiring Fund; and (ii) the Liabilities of each such Acquired Fund shall be assumed by its corresponding Acquiring Fund.  Without limiting the generality of the foregoing, the Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, other investments, claims and receivables (including dividend and interest receivables) owned by an Acquired Fund, and all deferred or prepaid expenses shown as assets on the books of an Acquired Fund, at the Effective Time of the Reorganization of such Acquired Fund, and all good will, all other intangible property and all financial books and records belonging to an Acquired Fund.  Recourse by any person for the Liabilities assumed by an Acquiring Fund shall, at and after the Effective Time of the Reorganization, be limited to such Acquiring Fund.

1.02.           In exchange for the transfer of the Assets and the assumption of the Liabilities, each Acquiring Fund shall simultaneously issue to its corresponding Acquired Fund at the Effective Time of the Reorganization that number of full and fractional (to the third decimal place) Acquiring Fund Shares of such Acquiring Fund that then have an aggregate net asset value equal to the aggregate net asset value at such time of the outstanding shares of beneficial interest of its corresponding Acquired Fund.

1.03.           The net asset value of the Acquiring Fund Shares of each Acquiring Fund shall be computed in the manner set forth in such Acquiring Fund’s then current prospectus under the Securities Act of 1933, as amended (the “1933 Act”).  The net asset value of the Assets of each Acquired Fund to be transferred to its corresponding Acquiring Fund shall be computed by Rochdale and shall be subject to adjustment by the amount, if any, agreed to by CNI and Rochdale.  In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, each security shall be priced in accordance with the pricing policies and procedures of CNI as described in the Acquiring Funds then current prospectus and statement of additional information under the 1933 Act.  For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Rochdale, provided that such determination shall be subject to the approval of CNI.  CNI and Rochdale agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time (as defined in Section III), any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquired Funds and those determined in accordance with the pricing policies and procedures of the Acquiring Funds.

II.	Liquidating Distributions and Termination of Rochdale.

Immediately after the Effective Time of the Reorganization with respect to each Acquired Fund, such Acquired Fund shall distribute in complete liquidation pro-rata to its shareholders as of the Effective Time of the Reorganization the Acquiring Fund Shares of the corresponding Acquiring Fund received by such Acquired Fund in the Reorganization.  In accordance with instructions it receives from Rochdale, CNI shall record on its books the ownership of Acquiring Fund Shares of each Acquiring Fund by the record shareholders of the corresponding Acquired Fund.  All of the outstanding shares of each Acquired Fund shall be cancelled on its books at the Effective Time of the Reorganization and shall thereafter represent only the right to receive the Acquiring Fund Shares of the corresponding Acquiring Fund, and the transfer books of each Acquired Fund shall be closed permanently.  After the Effective Time of the Reorganization, Rochdale shall not conduct any business except in connection with its liquidation, deregistration, and dissolution.

III.	Valuation Time.

The Valuation Time for the Reorganization with respect to each Acquired Fund shall be 4:00 p.m., Eastern time, on such date as may be agreed in writing by the duly authorized officers of CNI and Rochdale.

IV.	Certain Representations, Warranties and Agreements of Rochdale.

Rochdale, on behalf of itself and each Acquired Fund, represents and warrants to, and agrees with, CNI as follows:

(a)           Each Acquired Fund is a series of Rochdale, a Delaware statutory trust which was duly established and is validly existing and in good standing under the laws of the State of Delaware.  It is registered with the U. S. Securities and Exchange Commission (the “SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and such registration is in full force and effect.

(b)           It has power to own all of its properties and assets and, subject to the approval of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

(c)           This Agreement has been duly authorized, executed and delivered by Rochdale, and is valid and binding on Rochdale, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general principles of equity.  The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Rochdale or any agreement or arrangement to which it is a party or by which it is bound.

(d)           Each Acquired Fund is treated for federal income tax purposes as a corporation separate from each other series of Rochdale pursuant to Section 851(g) of the Code; has elected to qualify and has qualified as a “regulated investment company” under Subtitle A, Chapter 1, Subchapter M, Part I of the Code, as of and since its first taxable year; has been a regulated investment company at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company until the Effective Time of the Reorganization with respect to such Acquired Fund.

(e)           All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including interest, additions to tax and penalties (collectively, “Taxes”) relating to the Assets due or properly shown to be due on any return filed by each Acquired Fund with respect to taxable periods ending on or prior to, and the portion of any interim period up to, the date hereof have been fully and timely paid (if due and payable) or provided for (if not yet due and payable) ; and there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of the Acquired Fund.  No acquired fund is under audit by the Internal Revenue Service or by any state or local tax authority.  At the Effective Time of the Reorganizations, all returns and reports of each Acquired Fund respecting Taxes required by law to have been filed by such time shall have been filed.

(f)           The financial statements of each Acquired Fund for its fiscal year ended December 31, 2011, examined by Tait, Weller & Baker, LLP, and financial statements of each Acquired Fund for its semi-annual fiscal period ended June 30, 2012, copies of which have been previously furnished to CNI, present fairly the financial position of such Acquired Fund as of the dates indicated, and the results of its operations and the changes in its net assets for the period then ended, in conformity with generally accepted accounting principles.

(g)           At both the Valuation Time and the Effective Time of the Reorganization with respect to each Acquired Fund, there shall be no known liabilities of such Acquired Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset value per share of its outstanding shares.  All such liabilities were incurred in the ordinary course of business of the Acquired Funds.

(h)           There are no legal, administrative or other proceedings pending or, to the knowledge of Rochdale, threatened against Rochdale or any Acquired Fund which could result in liability on the part of Rochdale or the Acquired Fund.

(i)           Subject to the approval of shareholders referred to herein, at both the Valuation Time and the Effective Time of the Reorganization with respect to each Acquired Fund, such Acquired Fund shall have full right, power and authority to sell, assign, transfer and deliver the Assets of such Acquired Fund and, upon delivery and payment for the Assets as contemplated herein, the corresponding Acquiring Fund shall acquire good and marketable title thereto, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

(j)           No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Rochdale of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, the rules and regulations under those Acts, and state securities laws.

(k)           Insofar as the following relate to Rochdale, the registration statement filed by CNI on Form N-14 relating to the Acquiring Fund Shares of the Acquiring Funds that will be registered with the SEC pursuant to this Agreement, which, without limitation, shall include a proxy statement of Rochdale and the prospectus(es) of CNI with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of any shareholders’ meeting referred to herein and at each Effective Time of a Reorganization:  (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Rochdale for use in the N-14 Registration Statement.

(l)           All of the issued and outstanding shares of beneficial interest of each Acquired Fund have been duly and validly issued, are fully paid and non-assessable, and were offered for sale and sold in conformity with all applicable federal and state securities laws, and no shareholder of an Acquired Fund has any pre-emptive right of subscription or purchase in respect of the shares of such Acquired Fund.

(m)           Rochdale shall not sell or otherwise dispose of any Acquiring Fund Shares of an Acquiring Fund to be received in the transaction contemplated herein, except in distribution to its shareholders as contemplated herein.

V.	Certain Representations, Warranties and Agreements of CNI.

CNI, on behalf of itself and each Acquiring Fund, represents and warrants to, and agrees with, Rochdale as follows:

(a)           Each Acquiring Fund is a series of CNI, a Delaware business trust which was duly organized and is validly existing and in good standing under the laws of the State of Delaware.  It is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

(b)           It has power to own all of its properties and assets and to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

(c)           This Agreement has been duly authorized, executed and delivered by CNI, and is valid and binding on CNI, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general principles of equity.  The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate CNI’s Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

(d)           Each Acquiring Fund is treated for federal income tax purposes as a corporation separate from each other series of CNI pursuant to Section 851(g) of the Code; has elected or will elect to qualify as a “regulated investment company” under Subtitle A, Chapter 1, Subchapter M, Part I of the Code, as of and since its first taxable year; and intends to continue to qualify as a regulated investment company.

(e)           At both the Valuation Time and the Effective Time of the Reorganization with respect to each Acquiring Fund, there shall be no known liabilities of such Acquiring Fund, whether accrued, absolute, contingent or otherwise, and no such liabilities previously existed.

(f)           There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against CNI or an Acquiring Fund which could result in liability on the part of CNI or an Acquiring Fund.

(g)           No consent, approval, authorization or order of any court or governmental authority is required for the consummation by CNI of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts, and state securities laws.

(h)           Insofar as the following relate to CNI, the N-14 Registration Statement on its Effective Time, at the time of any shareholders’ meetings referred to herein and at the Effective Time of each Reorganization:  (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply to the statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by CNI for use in the N-14 Registration Statement.

(i)           The Acquiring Fund Shares of each Acquiring Fund to be issued and delivered to the corresponding Acquired Fund for the account of record holders of shares of beneficial interest of such Acquired Fund, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Reorganization applying to such Acquiring Fund and, when so issued and delivered, shall be registered under the 1933 Act and under applicable state securities laws, shall be duly and validly issued, fully paid and non-assessable, and shall have been offered for sale and sold in conformity with all applicable federal and state securities laws and no shareholder of an Acquiring Fund shall have any pre-emptive right of subscription or purchase in respect thereto.

(j)           Each Acquiring Fund was established in order to effect the transactions described in this Agreement with its corresponding Acquired Fund and thereafter to conduct business in the normal course as an open-end mutual fund.  Each Acquiring Fund will hold not more than a nominal amount of assets necessary to facilitate its organization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) between the date hereof and the Effective Time.

(k)           As of the Effective Time, no federal, state or other tax returns of any Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by any Acquiring Fund; no Acquiring Fund will have been required to pay any assessments; and no Acquiring Fund will have any tax liabilities.  Consequently, as of the Effective Time, no Acquiring Fund will have any tax deficiency or liability asserted against it, and no Acquiring Fund will be under audit by the Internal Revenue Service or by any state or local tax authority for taxes.

VI.	Shareholder Action on Behalf of the Acquired Funds.

As soon as practicable after the mailing date of the N-14 Registration Statement, but in any event prior to the Effective Time of the Reorganizations applicable to the Acquired Funds and as a condition thereto, Rochdale shall hold a meeting of shareholders of each of the Acquired Funds for the purposes of considering and voting upon:

(a)           Approval of this Agreement and the transactions contemplated hereby, including, without limitation:

  (i)           The transfer of the Assets belonging to such Acquired Fund to its corresponding Acquiring Fund, and the assumption by such Acquiring Fund of the Liabilities of such Acquired Fund, in exchange for Acquiring Fund Shares of such Acquiring Fund.

  (ii)           The liquidation of such Acquired Fund through the distribution to its record holders of Acquiring Fund Shares of its corresponding Acquiring Fund as described in this Agreement.

(b)           Such other matters as may be determined by the parties hereto.

VII.	N-14 Registration Statement and Proxy Solicitation Materials.

CNI shall file the N-14 Registration Statement under the 1933 Act and the 1940 Act with the SEC as promptly as practicable.  Each of CNI and Rochdale has cooperated and shall continue to cooperate with the other, and has furnished and shall continue to furnish the other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts and state securities laws, to be included in the N-14 Registration Statement.

VIII.	Effective Time of the Reorganization.

Delivery of the Assets of each Acquired Fund and the Acquiring Fund Shares of its corresponding Acquiring Fund to be issued pursuant to Article I and the liquidation of each Acquired Fund pursuant to Article II shall occur at the opening of business on the next business day following the Valuation Time, or on such other date, and at such place and time and date, as may be determined by officers of CNI and Rochdale.  The date and time at which such actions are taken are referred to herein as the “Effective Time” of the Reorganization.  To the extent any Assets are, for any reason, not transferred at the Effective Time of the Reorganization, Rochdale shall cause the Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

IX.	CNI’s Conditions.

The obligations of CNI hereunder with respect to each Acquiring Fund shall be subject to the following conditions precedent:

(a)           This Agreement and the transactions contemplated by this Agreement shall have been approved by both the Board of Trustees of Rochdale and the shareholders of each Acquired Fund, in the manner required by law.

(b)           Rochdale shall have duly executed and delivered to CNI such bills of sale, assignments, certificates and other instruments of transfer (“Transfer Documents”) as may be necessary or desirable to transfer all right, title and interest of such Acquired Fund in and to the Assets.  The Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefore.

(c)           All representations and warranties of Rochdale made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Reorganization.  As of the Valuation Time and the Effective Time of the Reorganization applicable to such Acquired Fund, there shall have been no material adverse change in the financial condition of such Acquired Fund since June 30, 2012, other than those changes incurred in the ordinary course of business as an investment company.  No action, suit or other proceeding involving Rochdale or such Acquired Fund shall be threatened or pending before any court or governmental agency.

(d)           CNI shall have received an opinion of Montgomery, McCracken, Walker & Rhoads, LLP, in form reasonably satisfactory to CNI and dated the Effective Time (of the Reorganization applicable to such Acquired Fund), substantially to the effect that:

  (i)           Rochdale is a Delaware statutory trust which was duly established and is validly existing and in good standing under the laws of the State of Delaware;

   (ii)           the shares of such Acquired Fund outstanding at such time are duly authorized validly issued, fully-paid and non-assessable by such Acquired Fund, and to such counsel’s knowledge, no shareholder of such Acquired Fund has any option, warrant or pre-emptive right to subscription or purchase in respect thereof;

   (iii)           this Agreement has been duly authorized, executed and delivered by Rochdale and is a legal, valid and binding obligation of Rochdale, enforceable against Rochdale in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally, and court decisions with respect thereto, and such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to such Acquired Fund and its Assets;

   (iv)           the execution and delivery of this Agreement did not, and the consummation of the transactions  contemplated by this Agreement will not, violate the Declaration of Trust or By-laws of Rochdale or any material agreement known to such counsel to which Rochdale is a party or by which Rochdale is bound; and

   (v)           to such counsel’s knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Rochdale of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations under those Acts, or under state securities laws.

Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to CNI.

(e)           CNI shall have received an opinion of Montgomery, McCracken, Walker and Rhoads, LLP, addressed to CNI and Rochdale, in form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to such Acquired Fund, substantially to the effect that for federal income tax purposes:

   (i)           the transfer of the Assets hereunder, and the assumption by the Acquiring Fund of the Liabilities, in exchange for Acquiring Fund Shares of such Acquiring Fund, and the distribution of said Acquiring Fund Shares to the shareholders of such Acquired Fund, as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code and with respect to the Reorganization, such Acquired Fund and such Acquiring Fund will each be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

   (ii)           in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by such Acquired Fund as a result of such transactions;

   (iii)           in accordance with Section 1032(a) of the Code, no gain or loss will be recognized by such Acquiring Fund as a result of such transactions;

   (iv)           in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of such Acquired Fund on the distribution to them by such Acquired Fund of Acquiring Fund Shares of such Acquiring Fund in exchange for their shares of such Acquired Fund;

   (v)           in accordance with Section 358(a)(1) of the Code, the aggregate basis of the Acquiring Fund Shares of such Acquiring Fund received by each holder of shares of such Acquired Fund will be the same as the aggregate basis of the shares of the Acquired Fund held by such holder immediately prior to the Reorganization;

   (vi)           in accordance with Section 362(b) of the Code, the basis of the Assets to such Acquiring Fund will be the same as the basis of the Assets in the hands of such Acquired Fund immediately prior to the exchange;

   (vii)           in accordance with Section 1223(1) of the Code, a shareholder’s holding period for Acquiring Fund Shares will be determined by including the period for which the shareholder held the shares of such Acquired Fund exchanged therefore, provided that the shareholder held such shares of such Acquired Fund as a capital asset; and

   (viii)           in accordance with Section 1223(2) of the Code, the holding period of such Acquiring Fund with respect to the Assets will include the period for which the Assets were held by such Acquired Fund.

(f)           The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transaction contemplated by this Agreement under Section 25(c) of the 1940 Act.

(g)           The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order shall have been instituted or, to the knowledge of CNI, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

(h)           Rochdale shall have delivered or caused to be delivered to CNI each account, book, record or other document of such Acquired Fund which is required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1, 31a-2 and 31a-3 thereunder (regardless of what person possesses the same), and a copy of all agreements and instruments to which such Acquired Fund is a party.  Rochdale shall have instructed its service contractors to provide CNI upon request with access to and copies of all documents belonging to such Acquired Fund.

(i)           Rochdale shall have, and the President or any Vice President of Rochdale shall have provided to CNI a certificate that Rochdale has, performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Reorganization.

(j)           Rochdale shall provide to CNI a certificate of its President or any Vice President dated the Effective Time of the Reorganization applicable to such Acquired Fund to the effect set forth in Article IX (a) and (c).

(k)           Rochdale (on behalf of such Acquired Fund) shall terminate its service agreements with each of SEI Investments Global Funds Services as fund administrator and fund accounting agent, RIM Securities, LLC as principal underwriter, and U. S. Bank, N. A. as transfer agent by the Effective Time of the Reorganization with respect to such Acquired Fund, and each of Rochdale and CNI shall have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

X.	Rochdale’s Conditions.

The obligations of Rochdale hereunder with respect to each Acquired Fund shall be subject to the following conditions precedent:

(a)           This Agreement and the transactions contemplated by this Agreement shall have been approved by both:  (i) the Board of Trustees of CNI; and (ii) the shareholders of such Acquired Fund in the manner required by law.

(b)           CNI shall have duly executed and delivered to Rochdale an assumption of liabilities certificate with respect to such Acquired Fund and other instruments as Rochdale may deem necessary or desirable dated as of the Effective Time (of the Reorganization of such Acquired Fund) pursuant to which the corresponding Acquiring Fund will assume all of the Liabilities with respect to such Acquired Fund in connection with the transactions contemplated by this Agreement.

(c)           All representations and warranties of CNI made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Reorganization applicable to such Acquired Fund.  As of the Valuation Time and the Effective Time of the Reorganization applicable to such Acquired Fund there shall have been no material adverse change in the financial condition of such corresponding Acquiring Fund other than those changes incurred in the ordinary course of business as an investment company.  No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

(d)           Rochdale shall have received an opinion of Bingham McCutchen LLP, in form reasonably satisfactory to Rochdale and dated the Effective Time of the Reorganization applicable to such Acquired Fund, substantially to the effect that:

   (i)           CNI is a Delaware business trust which was duly organized and is validly existing and in good standing under the laws of the State of Delaware;

  (ii)           the Acquiring Fund Shares of the corresponding Acquiring Fund are duly authorized and, upon delivery to an Acquired Fund following receipt by such Acquiring Fund of the Assets of such Acquired Fund as provided in the Agreement, will be validly issued, fully paid and non-assessable, and to such counsel’s knowledge, no shareholder of such Acquiring Fund has any option, warrant or pre-emptive right to subscription or purchase in respect  thereof;

  (iii)           the Agreement has been duly authorized, executed and delivered by CNI and represents the valid and binding obligation of CNI, enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to such Acquiring Fund and its assets;

  (iv)           the execution and delivery of the Agreement by CNI did not, and the performance by CNI of its obligations under the Agreement will not, violate the Declaration of Trust or By-Laws of CNI, or any material agreement known to such counsel to which CNI is a party or to which CNI is bound; and

  (v)           to such counsel’s knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by CNI of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations under those Acts, or under state securities laws.

Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Rochdale.

(vi)           Counsel shall also represent that, as far as such counsel is aware, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by CNI on behalf of the Acquiring Funds under the federal laws of the United States with respect to the issuance of the Acquiring Fund Shares, the receipt of the Assets and the assumption of the Liabilities pursuant to the Agreement have been obtained or made.

(e)           Rochdale shall have received an opinion of Montgomery, McCracken, Walker & Rhoads, LLP, addressed to CNI and Rochdale, in form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to such Acquired Fund, with respect to the matters specified in Article IX(e).

(f)           The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order shall have been instituted, or, to the knowledge of CNI, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

(g)           The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

(h)           CNI shall have, and the President or any Vice President of CNI shall have provided to Rochdale a certificate that CNI has, performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Reorganization.

(i)           CNI shall have provided to Rochdale a certificate of its President or any Vice President dated the Effective Time of the Reorganization applicable to such Acquired Fund to the effect set forth in Article X(a)(i) and (c).

XI.	Tax Documents.

Rochdale shall deliver to CNI at each Effective Time of a Reorganization confirmations or other adequate evidence as to the adjusted tax basis of the Assets then delivered to an Acquiring Fund in accordance with the terms of this Agreement.

XII.	Finder’s Fees.

Each party represents and warrants to each of the other parties hereto that there is no person who is entitled to any finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

XIII.	Announcements.

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein shall be at such time and in such manner as the parties shall agree; provided, that nothing herein shall prevent any party upon notice to the other parties from making such public announcements as such party’s counsel may consider advisable in order to satisfy the party’s legal and contractual obligations in such regard.

XIV.	Further Assurances.

Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement.

XV.	Termination of Representations and Warranties.

The representations and warranties of the parties set forth in this Agreement shall terminate upon the delivery of the Assets of each Acquired Fund to its corresponding Acquiring Fund and the issuance of the Acquiring Fund Shares of such Acquiring Fund at the Effective Time of the Reorganization with respect to such Acquired Fund.

XVI.	Termination of Agreement.

16.01.   This Agreement may be terminated with respect to a Reorganization at any time at or prior to the Effective Time of the Reorganization(s) by an authorized officer of Rochdale or of CNI, as provided below:

(a)           By CNI if any of the conditions set forth in Article IX are not satisfied as specified in said Article;

(b)           By Rochdale if any of the conditions set forth in Article X are not satisfied as specified in said Article; or

(c)           By the mutual consent of CNI and Rochdale.

16.02.   If CNI or Rochdale terminates this Agreement because one or more of the conditions precedent have not been fulfilled, or if this Agreement is terminated by mutual consent of CNI and Rochdale, this Agreement will become null and void without any liability of either party to the other; provided, however, that if such termination is by CNI pursuant to Article XVI, Section 16.01(a) as a result of a breach by Rochdale of any of its representations, warranties or covenants in this Agreement, or such termination is by Rochdale pursuant to Article XVI, Section 16.01(b) as a result of a breach by CNI of any of its representations, warranties or covenants in this Agreement, nothing herein shall affect the non-breaching party’s right to damages on account of such other party’s breach.

XVII.	Amendment and Waiver.

At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of any Acquired Fund, (a) the parties hereto may, by written agreement authorized by their respective Board of Trustees, as the case may be, or their respective Presidents or any Vice Presidents, and with or without the approval of their shareholders, amend any of the provisions of this Agreement with respect to such Acquired Fund, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations with respect to such Acquired Fund (such waiver to be in writing and authorized by the President or any Vice President of the waiving party with or without the approval of such party’s shareholders).

XVIII.	Governing Law.

This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, without giving effect to the conflicts of law principles otherwise applicable therein.

XIX.	Successors and Assigns.

This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto.  This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the consent of the other party.

XX.	Beneficiaries.

Except as stated herein, nothing contained in this Agreement shall be deemed to create rights in or eliminate liabilities of persons not parties hereto, other than the successors and permitted assigns of the parties.

XXI.	Limitation of Liability.

21.01.   Each party specifically acknowledges and agrees that all obligations of Rochdale under this Agreement are binding only with respect to an Acquired Fund; that any liability of Rochdale under this Agreement with respect to an Acquired Fund, or in connection with the transactions contemplated herein with respect to such Acquired Fund, shall be discharged only out of the assets of such Acquired Fund; and that no other portfolio of Rochdale shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.  In addition, each party specifically acknowledges and agrees that it shall not seek satisfaction of any such obligation from the shareholders or any individual shareholder of an Acquired Fund, nor from the Trustees or any individual Trustee of Rochdale.

21.02.   Each party specifically acknowledges and agrees that all obligations of CNI under this Agreement are binding only with respect to an Acquiring Fund; that any liability of CNI under this Agreement with respect to an Acquiring Fund, or in connection with the transactions contemplated herein with respect to such Acquiring Fund, shall be discharged only out of the assets of such Acquiring Fund; and that no other portfolio of CNI shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.  In addition, each party specifically acknowledges and agrees that it shall not seek satisfaction of any such obligation from the shareholders or any individual shareholder of an Acquiring Fund, nor from the Trustees or any individual Trustee of CNI.

XXII.	Expenses.

Rochdale Investment Management, LLC and City National Asset Management, Inc. shall pay all expenses in connection with this Agreement and the transactions contemplated hereby, including without limitation, all legal, accounting, printing, mailing, costs of the N-14 Registration Statement, proxy and shareholder solicitation expenses; provided, however, that each CNI Portfolio shall bear any filing fees under the 1933 Act and state securities laws in connection with its Acquiring Fund Shares to be distributed to shareholders of the Acquired Fund.

XXIII.	Entire Agreement.

This Agreement embodies the entire agreement and understanding of the parties hereto with respect to the subject matter hereof and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

XXIV.	Counterparts.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

XXV.	Notices.

All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

If to CNI:

CNI Charter Funds
400 North Roxbury Drive
Beverly Hills, California 90210

Attention:

Telecopier Number:  (______) ___-____

With a copy to:

Bingham McCutchen LLP
Suite 4400
355 South Grand Avenue
Los Angeles, CA 90071-3106

Attention:  Michael Glazer, Esq.

Telecopier Number:  (213) 830.8605

If to Rochdale:

The Rochdale Investment Trust
570 Lexington Avenue
New York, New York, 10022-6837

Attention:  Garrett D’Alessandro, President

Telecopier Number:  (___) ___-____

With a copy to:

Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, Pennsylvania  19109

Attention:  Laura Anne Corsell, Esq.

Telecopier Number:  (215) 772-7620

[The Remainder of This Page is Intentionally Left Blank.]

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.

ATTEST:	CNI CHARTER FUNDS

Name:	Name:
Title:	Title:

ATTEST:	ROCHDALE INVESTMENT TRUST

Name:	Name:
Title:	Title:

joins in this Agreement with respect to, and agrees to be bound by, Article XXII.

ATTEST:	[NAME]

Name:	Name:
Title:	Title:

CNI CHARTER FUNDS

CNI Dividend & Income Fund
CNI Intermediate Fixed Income Fund
CNI Fixed Income Opportunities Fund
CNI Emerging Markets Fund

400 North Roxbury Drive
Beverly Hills, California 90210
(Toll free) 1-888-889-0799

Relating to the Acquisition of the Assets and Liabilities of each of

Rochdale Dividend & Income Portfolio
Rochdale Intermediate Fixed Income Portfolio
Rochdale Fixed Income Opportunities Portfolio
Rochdale Emerging Markets Portfolio

STATEMENT OF ADDITIONAL INFORMATION

February 20, 2013

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement dated February 20, 2013 (the “Prospectus/Proxy Statement”), which relates to the shares of the CNI Dividend & Income Fund, the CNI Intermediate Fixed Income Fund, the CNI Fixed Income Opportunities Fund and the CNI Emerging Markets Fund (each, a “CNI Fund”), each a newly created series of the CNI Charter Funds, to be issued in exchange for shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, the Rochdale Fixed Income Opportunities Portfolio and the Rochdale Emerging Markets Portfolio (each, a “Rochdale Portfolio”), respectively, each a series portfolio of The Rochdale Investment Trust.  At a Special Meeting of Shareholders of the Rochdale Investment Trust to be held on March 22, 2013 at 10:00 a.m. Eastern Time, shareholders of each of the Rochdale Portfolios will be asked to approve the reorganization of each Rochdale Portfolio into the corresponding CNI Fund, as described in the Prospectus/Proxy Statement (the “Reorganization”).

          Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

          To obtain a copy of the Prospectus/Proxy Statement, free of charge, please write to the CNI Charter Funds at the address shown above or call the number shown above.

          This Statement of Additional Information consists of this cover page and the documents listed below, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

          The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for the Rochdale Investment Trust are contained in its Annual Report for the fiscal year ended December 31, 2012 and its Semi-Annual Report for the fiscal period ended June 30, 2012, which are incorporated herein by reference only insofar as they relate to the above-named Rochdale Portfolios.  No other parts of the Annual or Semi-Annual Report are incorporated by reference herein.

          The CNI Funds, which have no assets or liabilities, will commence operations upon the completion of the Reorganization and will continue the operations of the respective Rochdale Portfolios.  For this reason, the financial statements of the CNI Funds and the pro forma financial statements of the CNI Funds have not been included herein.

DOCUMENTS INCORPORATED BY REFERENCE

1.	The CNI Funds’ Statement of Additional Information, dated ______ (File Nos. 333–16093; 811–07923), as filed with the SEC on ____(Accession No. _______) is incorporated herein by reference.
2.
The Rochdale Investment Trust’s Prospectus and Statement of Additional Information, dated April 13, 2012 (File Nos. 333-47415; 811-08685), as filed with the SEC on March 20, 2012 (Accession No. 0000894189-12-001551) are incorporated herein by reference.

3.
The Rochdale Investment Trust’s Prospectus and Statement of Additional Information Supplement, dated March 28, 2012 (File Nos. 333-47415; 811-08685), as filed with the SEC on March 28, 2012 (Accession No. 0000894189-12-001696) is incorporated herein by reference.

4.
The Rochdale Investment Trust’s Prospectus and Statement of Additional Information Supplement, dated April 23, 2012 (File Nos. 333-47415; 811-08685), as filed with the SEC on April 23, 2012 (Accession No. 0000894189-12-002051) is incorporated herein by reference.

5.
The Rochdale Investment Trust’s Prospectus and Statement of Additional Information Supplement, dated April 26, 2012 (File Nos. 333-47415; 811-08685), as filed with the SEC on April 26, 2012 (Accession No. 0000894189-12-002222) is incorporated herein by reference.

6.
The Rochdale Investment Trust’s Statement of Additional Information Supplement, dated June 15, 2012 (File Nos. 333-47415; 811-08685), as filed with the SEC on June 15, 2012 (Accession No. 0000894189-12-003414) is incorporated herein by reference.

7.
The Rochdale Investment Trust’s Statement of Additional Information Supplement, dated July 18, 2012 (File Nos. 333-47415; 811-08685), as filed with the SEC on July 18, 2012 (Accession No. 0000894189-12-003851) is incorporated herein by reference.

8.
The Rochdale Investment Trust’s Annual Report for the year ended December 31, 2011 (File Nos. 333-47415; 811-08685), as filed with the SEC on March 9, 2012 (Accession No. 0001193125-12-106544) is incorporated herein by reference.

9.
The Rochdale Investment Trust’s Semi-Annual Report for the fiscal period ended June 30, 2012 (File Nos. 033-42484; 811-06400), as filed with the SEC on September 7, 2012 (Accession No. 0001193125-12-385051) is incorporated herein by reference.

Please retain this Statement of Additional Information for further reference.

PART C

Item 15. Indemnification

Please see Article VI of Amended and Restated By-Laws of CNI Charter Funds (the “Registrant”), which have been filed as an exhibit to this registration statement. Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the provisions contained in the Registrant’s Amended and Restated By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said Amended and Restated By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 16. Exhibits

1)	Charter Documents:
a.	Certificate of Trust and all amendments thereto - filed herewith.
b.	Form of Agreement and Declaration of Trust. (A)
c.	Amendment dated April 26, 1999 to the Agreement and Declaration of Trust. (B)
d.	Form of Amendment dated December 4, 2012 to the Agreement and Declaration of Trust - filed herewith.

2)	By-Laws:
a.	Amended and Restated By-Laws, as of February 26, 2009 - filed herewith.

3)	Not Applicable.

4)	Agreement and Plan of Reorganization:
a.	Form of Agreement and Plan of Reorganization. (C)

5)	Not Applicable.

6)	Investment Management Agreements:
a.
Form of Investment Management Agreement between the Registrant and Rochdale Investment Management LLC, with respect to the Dividend & Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Emerging Markets Fund. (D)

b.	Form of Investment Manager Agreement between Rochdale Investment Management LLC and Seix Investment Advisors LLC, with respect to the Fixed Income Opportunities Fund. (D)

c.	Form of Investment Manager Agreement between Rochdale Investment Management LLC and Federated Investment Management Company, with respect to the Fixed Income Opportunities Fund. (D)
d.	Form of Investment Manager Agreement between Rochdale Investment Management LLC and GML Capital LLP, with respect to the Fixed Income Opportunities Fund. (D)

7)	Distribution Agreements:
a.	Form of Distribution Agreement between the Registrant and SEI Investments Distribution Co. (B)
b.	Form of Sub-Distribution Agreement. (F)

8)	Not applicable.

9)	Custody Agreements:
a.	Custody Agreement dated August 1, 2011 between the Registrant and U.S. Bank National Association. (E)
b.	Form of Amendment to Custody Agreement dated August 1, 2011 between the Registrant and U.S. Bank National Association. (D)

10)	Distribution Plans:
a.	Form of Rule 12b-1 Plan. (D)

11)	Opinion of Counsel:
a.	Opinion and consent of counsel as to the legality of the securities being registered - filed herewith.

12)	Tax Opinion:
a.	Form of opinion of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14 - filed herewith.

13)	Other Material Contracts
a.	Form of Administrative Services Agreement. (B)
i.	Form of Amended Administration Agreement. (D)
b.	Form of Transfer Agent Agreement. (B)
i.	Form of Amended Schedule to Transfer Agent Agreement. (G)
ii.	Form of Supplement to Transfer Agent Agreement. (H)
iii.	Form of Amendment to Transfer Agency Agreement. (I)
iv.	Form of Amendment to Transfer Agency Agreement. (J)
v.	Sub-Transfer Agency Agreement dated May 20, 2010 between SEI Institutional Transfer Agent Inc. and UMB Fund Services, Inc. (K)
vi.	Consent to Assignment and Assumption of Transfer Agency Agreement dated November 26, 2007. (L)
vii.	Amendment dated April 1, 2008 to the Transfer Agency Agreement dated April 1, 1999. (G)
viii.	Amendment dated August 11, 2010 to the Transfer Agency Agreement dated April 1, 1999. (K)
ix.	Form of Amendment dated January 1, 2012 to the Transfer Agency Agreement dated April 1, 1999. (M)

c.	Form of Amended and Restated Shareholder Services Agreement with City National Bank. (F)
i.	Form of Shareholder Services Fee Limitation Agreement. (N)
ii.	Form of Amended Appendix to Amended and Restated Shareholder Services Agreement. (D)
iii.	Form of Shareholder Service Provider Agreement with RIM Securities, LLC. (D)
d.	Form of Shareholder Services Agreement with City National Asset Management, Inc. (M)
i.	Shareholder Services Fee Limitation Agreement. (O)

14)	Other Opinions:
a.	Consent of Independent Registered Certified Public Accounting Firm - filed herewith.

15)	Not Applicable.

16)	Powers of Attorney:
a.	Powers of Attorney - filed herewith.

17)	Additional Exhibits:
a.	Form of Proxy Card - filed herewith.

All Exhibits filed previously are herein incorporated by reference as follows:

A.	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 14, 1996 and incorporated herein by reference.

B.	Previously filed as an exhibit to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on May 3, 1999 and incorporated herein by reference.

C.	Filed as Appendix A to Part A of this Registration Statement on Form N-14.

D.	Previously filed as an exhibit to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 21, 2012, and incorporated herein by reference.

E.	Previously filed as an exhibit to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on September 14, 2011, and incorporated herein by reference.

F.	Previously filed as an exhibit to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on June 27, 2007 and incorporated herein by reference.

G.	Previously filed as an exhibit to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on March 10, 2008 and incorporated herein by reference.

H.	Previously filed as an exhibit to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2003 and incorporated herein by reference.

I.	Previously filed as an exhibit to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2004 and incorporated herein by reference.

J.	Previously filed as an exhibit to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2005 and incorporated herein by reference.

K.	Previously filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2011, and incorporated herein by reference.

L.	Previously filed as an exhibit to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2008 and incorporated herein by reference.

M.	Previously filed as an exhibit to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 27, 2012, and incorporated herein by reference.

N.	Previously filed as an exhibit to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on December 16, 2011, and incorporated herein by reference.

O.	Previously filed as an exhibit to Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 28, 2012, and incorporated herein by reference.

Item 17. Undertakings

1.
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on the 7th day of January, 2013.

CNI CHARTER FUNDS

By:	/s/ Richard Gershen
Richard Gershen
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on January 7, 2013.

/s/ Richard Gershen	President &
Richard Gershen	Chief Executive Officer

/s/ Eric Kleinschmidt	Controller &
Eric Kleinschmidt	Chief Operating Officer

Irwin G. Barnet*	Trustee
Irwin G. Barnet

Vernon C. Kozlen *	Trustee
Vernon C. Kozlen

Victor Meschures*	Trustee
Victor Meschures

William R. Sweet*	Trustee
William R. Sweet

James R. Wolford*	Trustee
James R. Wolford

* By:	/s/ Richard Gershen
Richard Gershen, Attorney–in–Fact
pursuant to Power of Attorney

Exhibits Filed With

Form N-14

CNI Charter Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit
1.a	Certificate of Trust and all amendments thereto
1.d	Form of Amendment dated December 4, 2012 to the Agreement and Declaration of Trust
2.a	Amended and Restated By-Laws, as of February 26, 2009
11.	Opinion and consent of counsel as to the legality of the securities being registered
12.	Form of opinion of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14
14.	Consent of Independent Registered Certified Public Accounting Firm
16.	Powers of Attorney
17.	Form of Proxy Card